UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                 Investment Company Act file number  811-214
                                                    -----------



                           SENTINEL GROUP FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            ONE NATIONAL LIFE DRIVE
                              MONPELIER, VT 05604
                           -------------------------
               (Address of principal executive offices) (Zip code)



                     SENTINEL ADMINISTRATIVE SERVICE COMPANY
                            ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ----------------------------------------
                     (Name and address of agent for service)



                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end:  11/30/04
                         ---------------



Date of reporting period: 08/31/04
                         ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.





    SENTINEL FLEX CAP OPPORTUNITY FUND
    INVESTMENT IN SECURITIES
    At August 31, 2004
    -------------------------------------------------------------------
                                                             VALUE
                                           SHARES          (Note 1)
    -------------------------------------------------------------------
    COMMON STOCKS 99.9%
    CONSUMER DISCRETIONARY 17.3%
*   A.C. Moore Arts & Crafts, Inc.                3,100       $ 63,023
*   Advanced Auto Parts                           4,540        168,253
*   Amazon.com, Inc.                              5,770        220,068
    Applebee's Intl., Inc.                        4,600        110,722
    Best Buy Co., Inc.                            5,770        268,421
*   BJ's Restaurants, Inc                        10,900        160,012
*   Cheesecake Factory, Inc.                      2,000         82,760
*   Ebay, Inc.                                    5,770        499,336
*   Fossil, Inc.                                 16,155        463,810
*   Guitar Center, Inc.                           7,070        289,587
    Harley-Davidson, Inc.                         3,900        237,978
    Hilton Hotels Corp.                           5,700        101,745
    Home Depot, Inc.                              8,640        315,878
    Int'l. Game Technology                        2,200         63,470
    Leggett & Platt, Inc.                         8,000        215,120
    Marriott Int'l - Class A                      2,100         99,645
*   NetFlix, Inc.                                 8,600        119,970
*   Priceline.Com, Inc.                           6,000        125,280
    Royal Caribbean Cruises Ltd.                  5,900        243,670
*   Select Comfort Corp.                         20,100        319,188
*   Sirius Satellite Radio, Inc.                 44,000        102,080
    Staples, Inc.                                10,000        286,800
    Station Casinos, Inc.                         2,300        105,800
    Target Corp.                                  5,040        224,683
    TJX Cos.                                     11,540        244,186
*   XM Satellite Radio Holdings - Class A         4,000        109,880
                                                        ---------------
                                                             5,241,365
                                                        ---------------

    CONSUMER STAPLES 6.9%
    Anheuser-Busch Co., Inc.                      3,540        186,912
*   Central Garden & Pet Co.                      3,800        119,092
    Church & Dwight, Inc.                        10,820        486,576
    Coca-Cola Co.                                 5,770        257,977
    Costco Wholesale                             11,540        475,102
    General Mills, Inc.                           7,240        342,090
    Heinz, H.J. Co.                               5,770        218,741
                                                        ---------------
                                                             2,086,490
                                                        ---------------

    ENERGY 3.6%
*   Cooper Cameron Corp.                          2,000        101,860
    ENSCO Int'l, Inc.                             6,600        192,456
    EOG Resources, Inc.                           1,400         80,878
    Pioneer Natural Resources                     3,200        107,040
*   Smith Int'l, Inc.                             2,800        159,544
*   Varco Int'l, Inc.                             9,500        230,660
    XTO Energy, Inc.                              7,925        222,217
                                                        ---------------
                                                             1,094,655
                                                        ---------------



                                      -1-

    FINANCIALS 7.0%
    American Int'l. Group                         8,040        572,770
    East West Bancorp, Inc.                       6,000        217,380
    HCC Ins. Holdings, Inc.                       2,500         72,750
    Investors Financial Services Corp.            4,000        185,520
    Legg Mason, Inc.                                900         72,612
    Marsh & McLennan Cos.                         5,770        257,861
    Progressive Corp.                             2,400        192,720
    Renaissance Re Holdings Ltd                   3,100        149,172
    SLM Corp.                                    10,170        396,833
                                                        ---------------
                                                             2,117,618
                                                        ---------------

    HEALTH CARE 18.6%
*   Advanced Medical Optic, Inc.                  6,840        254,585
*   Amgen, Inc.                                   4,040        239,532
*   Anthem, Inc.                                  2,890        234,784
*   Apria Healthcare Group, Inc.                  3,000         84,720
*   Bio Rad Labs, Inc.- Class A                   2,400        120,816
    Biomet, Inc.                                  3,000        136,950
*   Boston Scientific Corp.                       4,540        162,214
*   Caremark Rx, Inc.                             2,600         74,620
*   Celgene Corp.                                 2,700        153,225
*   Endo Pharmaceuticals Holdings, Inc.          15,900        269,584
*   eResearch Technology, Inc.                    7,150        143,786
*   Express Scripts, Inc.                         4,020        254,064
*   Fisher Scientific Int'l., Inc.                5,400        307,638
*   Forest Labs, Inc.                             2,060         94,451
*   Imclone Systems, Inc.                         2,900        154,512
    Johnson & Johnson                             9,640        560,084
*   Laboratory Corp.                              7,500        311,925
*   Patterson Amer. Holdings Cos., Inc.           1,600        117,168
    Pfizer, Inc.                                  7,230        236,204
*   Pharmaceutical Products Dev., Inc.            9,770        331,692
    Stryker Corp.                                 7,540        341,562
    UnitedHealth Group, Inc.                     11,540        763,140
*   Wellpoint Health Networks, Inc.               2,890        283,740
                                                        ---------------
                                                             5,630,996
                                                        ---------------

    INDUSTRIALS 11.3%
*   Apollo Group, Inc. - Class A                  1,000         78,000
*   Corrections Corp. of America                  6,600        228,624
    Donaldson Co., Inc.                           3,100         88,040
    Donnelley, R.R. & Sons Co.                   11,540        354,624
    General Dynamics Corp.                        2,860        279,250
    General Electric Co.                         19,930        653,505
*   JetBlue Airways Corp.                         8,200        195,570
    Republic Services, Inc.                       5,770        161,271
    Roper Industries, Inc.                        3,890        214,534
    SPX Corp.                                     3,570        130,269
    Southwest Airlines Co.                        7,300        108,186
    Timken Co.                                   16,540        384,555
    United Technologies Corp.                     5,770        541,861
                                                        ---------------
                                                             3,418,289
                                                        ---------------




                                      -2-


    INFORMATIONAL TECHNOLOGY 31.0%
    AU Optronics Corp. - ADR                      9,570        118,572
    Adobe Systems, Inc.                           8,600        394,482
*   Aeroflex, Inc.                               30,100        303,408
*   Applied Materials, Inc.                      17,360        275,850
*   Ask Jeeves, Inc.                              5,600        145,152
    Autodesk, Inc.                                4,600        204,286
*   Avid Technology, Inc.                         6,600        285,582
*   Broadcom Corp. - Class A                     11,540        313,196
*   Cisco Systems, Inc.                          27,310        512,336
*   Cognizant Technology Solutions Corp.          2,600         71,292
*   Corning, Inc.                                37,260        377,071
*   Cree, Inc.                                    3,800         95,038
*   Dell, Inc.                                   17,360        604,822
*   Digital Insight Corp.                        13,800        206,448
*   Digital River, Inc.                           8,800        211,816
*   F5 Networks, Inc.                             4,000         98,280
    First Data Corp.                              6,812        287,807
*   Fiserv, Inc.                                  6,940        241,373
*   FLIR Systems, Inc.                            1,900        110,903
    Intel Corp.                                  12,010        255,693
    Int'l. Business Machines Corp.                  960         81,302
*   Juniper Networks, Inc.                        6,800        155,652
*   KLA Tencor Corp.                              6,400        239,104
*   Lexmark Int'l. Group, Inc.                    5,660        500,627
    Maxim Integrated Products, Inc.               3,090        134,199
*   Mercury Interactive Corp.                     1,600         55,216
    Microchip Technology, Inc.                    2,600         68,614
    Microsoft Corp.                              13,130        358,449
*   Novellus Systems, Inc.                       12,890        314,903
*   Oracle Corp.                                 21,640        215,751
    Qualcomm, Inc.                               17,080        649,894
*   Research in Motion Ltd.                       2,700        162,594
    Texas Instruments                             5,770        112,746
*   Waters Corp.                                 11,540        499,797
*   Yahoo!, Inc.                                 25,480        726,435
                                                        ---------------
                                                             9,388,690
                                                        ---------------

    MATERIALS 2.4%
    Packaging Corp. of America                   14,500        332,050
    Peabody Energy Corp.                          3,000        159,960
*   Scotts Co.                                    3,900        241,098
                                                        ---------------
                                                               733,108
                                                        ---------------

    TELECOMMUNICATION SERVICES 1.8%
*   Nextel Communications, Inc.                  14,560        337,646
*   Nextel Partners, Inc.- Class A               15,700        226,394
                                                        ---------------
                                                               564,040
                                                        ---------------
    TOTAL COMMON STOCKS
    (Cost $29,479,561)**                                    30,275,251

    EXCESS OF OTHER ASSETS
        OVER LIABILITIES 0.1%                                   24,966
                                                        ---------------
    NET ASSETS                                           $  30,300,217
                                                        ===============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2004 net unrealized appreciation for federal income tax purposes aggregated
    $795,690 of which $3,014,875 related to appreciated securities and $2,219,185 related to depreciated securities.

    (ADR) - American Depository Receipt







                                      -3-


     SENTINEL SMALL COMPANY FUND
     INVESTMENT IN SECURITIES
     AT AUGUST 31, 2004
     --------------------------------------------------------------------------
                                                                     VALUE
                                                  SHARES            (Note 1)
     --------------------------------------------------------------------------
     COMMON STOCKS  85.3%
     CONSUMER DISCRETIONARY 9.9%
*    A.C. Moore Arts & Crafts, Inc.               507,900          $ 10,325,607
     ADVO, Inc.                                   300,000             8,874,000
     Bob Evans Farms, Inc.                        706,800            17,698,272
     Fred's, Inc.                               1,250,000            17,387,500
     Harte-Hanks, Inc.                            850,000            21,088,500
     Lee Enterprises, Inc.                        150,000             7,099,500
     Lone Star Steakhouse Saloon                  545,600            12,652,464
     Regis Corp.                                  350,000            14,325,500
*    Timerland Co.                                150,000             8,377,500
     Unifirst Corp.                               400,000            11,492,000
                                                                  --------------
                                                                    129,320,843
                                                                  --------------
     CONSUMER STAPLES 7.4%
*    BJ's Wholesale Club, Inc.                    254,700             6,449,004
     Casey's General Stores, Inc.                 800,000            13,208,000
     Church & Dwight, Inc.                        545,300            24,522,141
*    Hain Celestial Group, Inc.                 1,100,000            19,305,000
     Lancaster Colony Corp.                       350,000            14,448,000
*    Performance Food Group Co.                   900,000            19,800,000
                                                                  --------------
                                                                     97,732,145
                                                                  --------------
     ENERGY 6.5%
     Cabot Oil & Gas Corp.                        250,000            10,102,500
     Carbo Ceramics, Inc.                         100,000             6,435,000
*    Core Laboratories                            500,000            10,935,000
*    Magnum Hunter Res., Inc.                   1,100,000            11,209,000
*    Remington Oil & Gas Corp.                    350,000             8,666,000
*    Superior Energy Services, Inc.             1,750,000            19,582,500
*    TETRA Technologies, Inc.                     400,000            10,820,000
     Western Gas Resources, Inc.                  250,000             6,980,000
                                                                  --------------
                                                                     84,730,000
                                                                  --------------

     FINANCIALS  11.3%
     Arthur J. Gallagher & Co.                    400,000            12,744,000
     East West Bancorp, Inc.                      300,000            10,869,000
     First Midwest Bankcorp                       300,000            10,329,000
     Frontier Financial Corp.                     250,000             8,675,000
     Fulton Financial Corp.                       350,000             7,395,500
     HCC Insurance Holdings, Inc.                 500,000            14,550,000
     Healthcare Realty Trust                      400,000            15,100,000
     Hilb, Rogal & Hobbs Co.                      200,000             6,808,000
     Independent Bank Corp.                       300,000             8,982,000
     Main Street Banks, Inc.                      300,000             8,370,000
     RLI Corp.                                    400,000            14,796,000
     Sun Communities, Inc.                        400,000            15,600,000
     UCBH Holdings, Inc.                          100,000             4,015,000
     Wilmington Trust Corp.                       250,000             9,285,000
                                                                  --------------
                                                                    147,518,500
                                                                  --------------
     HEALTH CARE 15.5%
*    Advanced Neuromodulation Systems             300,000             8,796,000
*    Andrx Corp.                                  500,000            10,080,000
*    Arthrocare Corp.                             400,000             9,600,000
*    Bio Rad Labs, Inc.                           250,000            12,585,000
*    Biosite, Inc.                                450,000            21,307,500
*    Cerner Corp.                                 250,000            10,952,500
     Diagnostic Products Corp.                    450,000            18,189,000
*    Edwards LifeSciences Corp.                   250,000             8,827,500
*    ICU Med., Inc.                               800,000            20,952,000
*    IDX Systems Corp.                            250,000             7,250,000
*    Immucor, Inc.                                312,300             6,386,535
*    Integra Lifescience Holdings                 350,000            10,454,500
*    Kyphon, Inc.                                 150,000             3,349,500
*    Lifepoint Hospitals, Inc.                    450,000            13,000,500
*    Millipore Corp.                              150,000             7,545,000
*    SeroLogicals Corp.                           650,000            13,611,000
*    Sybron Dental Specialties, Inc.              250,000             6,970,000
*    Wilson Greatbatch Technologies               850,000            13,923,000
                                                                  --------------
                                                                    203,779,535
                                                                  --------------




                                      -4-

     INDUSTRIALS 15.4%
     ABM Industries, Inc.                       1,000,000            17,960,000
     Clarcor, Inc.                                450,000            19,935,000
*    Costar Group, Inc.                           250,000            10,572,500
*    CUNO, Inc.                                   250,000            14,220,000
     Donaldson Co., Inc.                          400,000            11,360,000
*    Esco Technologies, Inc.                      250,000            16,087,500
     G&K Services, Inc. - Class A                 250,000             9,102,500
     Heico Corp. - Class A                        800,000             9,720,000
     Lindsay Mfg. Co.                             314,700             7,854,912
     MSC Industrial Direct  Co., Inc.             250,000             7,767,500
*    SOURCECORP, Inc.                             900,000            19,935,000
     Teleflex, Inc.                               500,000            21,865,000
     Thomas Industries, Inc.                      283,500             8,717,625
*    Waste Connections, Inc.                      500,000            14,675,000
*    West Corp.                                   500,000            12,890,000
                                                                  --------------
                                                                    202,662,537
                                                                  --------------
     INFORMATION TECHNOLOGY 15.1%
*    Activision, Inc.                             750,000            10,792,500
*    Ansys, Inc.                                  150,000             6,765,000
*    Bisys Group, Inc.                          1,500,000            21,300,000
*    Ceridian Corp.                               900,000            16,641,000
*    Digital Insight Corp.                        665,700             9,958,872
*    Digitas, Inc.                              1,750,000            12,512,500
*    Hyperion Solutions Corp.                     100,000             3,656,000
*    Intergrated Circuit Systems, Inc.            500,000            10,990,000
*    Kronos, Inc.                                 250,000            10,695,000
*    Lawson Software, Inc.                      1,600,000             8,960,000
*    Manhattan Associates, Inc.                   400,000             9,336,000
*    MAXIMUS, Inc.                                250,000             7,272,500
     Methode Electrs, Inc.                        750,000             9,885,000
*    Mettler Toldeo Int'l.                        200,000             9,208,000
*    Perot Systems Corp.                        1,750,000            23,292,500
*    Rogers Corp.                                 250,000            11,597,500
*    Semtech Corp.                                308,400             5,578,956
*    Serena Software, Inc.                        600,000             9,390,000
                                                                  --------------
                                                                    197,831,328
                                                                  --------------
     MATERIALS 4.2%
     Aptargroup, Inc.                             300,000            13,632,000
     Ferro Corp.                                  650,000            13,351,000
     MacDermid, Inc.                              500,000            14,770,000
     Sensient Technologies Corp.                  658,500            13,828,500
                                                                  --------------
                                                                     55,581,500
                                                                  --------------



     TOTAL COMMON STOCKS
     (Cost $1,021,120,899)                                        1,119,156,388
                                                                  --------------




                                      -5-


     ---------------------------------------------------------------------------
                                               Principal Amount         Value
                                                 (M = $1,000)         (Note 1)

     ---------------------------------------------------------------------------
     CORPORATE SHORT-TERM NOTES  6.8%
     Chevron Oil Finance
      1.48%, 09/07/04                              11,500M           11,497,163
     Chevron Oil Finance
      1.47%, 09/20/04                               7,000M            6,994,569
     Nestle Capital Corp.
      1.46% 09/13/04                                5,000M            4,997,567
     Nestle Capital Corp.
      1.45% 09/21/04                               18,500M           18,485,097
     Procter & Gamble
      1.48%, 09/21/04                               3,000M            2,997,533
     Toyota Credit Corp.
      1.39%, 09/13/04                               8,000M            7,996,293
     Toyota Credit Corp.
      1.39%, 09/14/04                              15,000M           14,992,471
     United Parcel Service
      1.36%, 09/27/04                              10,000M            9,990,178
     United Parcel Service
      1.36% 09/29/04                               11,000M           10,988,365
                                                                ---------------
     TOTAL CORPORATE SHORT-TERM NOTES
     (Cost $88,939,236)                                              88,939,236
                                                                ----------------

     U.S. TREASURY OBLIGATIONS 7.5%
     U.S. Treasury Bill
      1.18%, 09/02/04                              20,000M           19,999,345
     U.S. Treasury Bill
      1.34%, 09/02/04                              17,000M           16,999,367
     U.S. Treasury Bill
      1.29%, 09/09/04                               7,000M            6,997,993
     U.S. Treasury Bill
      1.35%, 09/09/04                              12,000M           11,996,400
     U.S. Treasury Bill
      1.28%, 09/16/04                              11,000M           10,994,133
     U.S. Treasury Bill
      1.285%, 09/16/04                             11,000M           10,994,110
     U.S. Treasury Bill
      1.325%, 09/16/04                              6,000M            5,996,688
     U.S. Treasury Bill
      1.26%, 09/23/04                              14,000M          13,989,220
                                                                ----------------
     TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $97,967,256)                                              97,967,256
                                                                ----------------

     TOTAL INVESTMENTS
     (Cost $1,208,027,391)**                                      1,306,062,880

     EXCESS OF OTHER ASSETS
       OVER LIABILITIES 0.4%                                          5,787,221
                                                                ----------------

     NET ASSETS                                                 $ 1,311,850,101
                                                                ================

--------------------------------------------------------------------------------
*    Non-Income producing

**   Cost for federal income tax purposes is substantially similar. At August
     31, 2004 net unrealized appreciation for federal income tax purposes aggregated $98,035,489 of which $160,281,264 related to appreciated securities and $62,245,775 related to depreciated securities.









                                      -6-

    SENTINEL MID CAP GROWTH FUND
    INVESTMENT IN SECURITIES
    at August 31, 2004
    ----------------------------------------------------------------------
                                                               VALUE
                                            SHARES           (Note 1)
    ----------------------------------------------------------------------

    COMMON STOCKS 99.2%
    CONSUMER DISCRETIONARY 23.6%
*   A.C. Moore Arts & Crafts, Inc.             53,600         $ 1,089,688
*   Advance Auto Parts, Inc.                   22,000             815,320
*   Amazon.com, Inc.                           26,500           1,010,710
    American Axle & Mfg. Hldgs., Inc.          27,600             935,364
    Applebee's Int'l., Inc.                    40,500             974,835
    Best Buy Co., Inc.                         28,800           1,339,776
*   BJ's Restaurants, Inc.                     53,500             785,380
*   Chico's FAS, Inc.                           9,600             392,640
*   Coach, Inc.                                26,000           1,095,900
*   Dicks Sporting Goods, Inc.                 66,200           2,143,556
*   EBay, Inc.                                 16,000           1,384,640
*   Fossil, Inc.                               70,750           2,031,233
    Gentex Corp.                               19,500             669,630
    GTECH Holdings Corp.                       96,800           2,274,800
*   Guitar Center, Inc.                        36,100           1,478,656
    Harley-Davidson, Inc.                      19,500           1,189,890
    Harman Int'l. Industries                   15,200           1,469,688
    Hilton Hotels Corp.                        30,000             535,500
    Int'l. Game Technology                     12,700             366,395
    Leggett & Platt, Inc.                      41,000           1,102,490
    Marriott Int'l., Inc.                      11,000             521,950
*   Netflix, Inc.                              45,100             629,145
    Outback Steakhouse, Inc.                   14,400             563,616
    Petsmart, Inc.                             41,200           1,156,072
*   Priceline.Com, Inc.                        30,400             634,752
    Royal Caribbean Cruises Ltd.               29,300           1,210,090
*   Select Comfort Corp.                      101,100           1,605,468
*   Sirius Satellite Radio, Inc.              325,000             754,000
    Staples, Inc.                              42,200           1,210,296
*   Starbucks Corp.                            11,000             475,640
    Station Casinos, Inc.                      12,000             552,000
*   Timberland Co.                             22,500           1,256,625
    TJX Cos.                                   59,500           1,259,020
*   XM Satellite Radio Holdings, Inc.          61,000           1,675,670
                                                          ----------------
                                                               36,590,435
                                                          ----------------

    CONSUMER STAPLES  1.0%
*   Central Garden & Pet Co.                   45,000           1,410,300
                                                          ----------------

    ENERGY 5.7%
    B.J. Services Co.                          16,800             807,240
*   Cooper Cameron Corp.                       19,000             967,670
    Devon Energy Corp.                         10,900             706,429
    ENSCO Int'l., Inc.                         15,000             437,400
    EOG Resources, Inc.                        18,300           1,057,191
    Pioneer Natural Resources Co.              26,200             876,390
*   Smith Int'l., Inc.                         14,000             797,720
    Tidewater, Inc.                            35,000           1,021,300
*   Varco Int'l., Inc.                         50,500           1,226,140
    XTO Energy, Inc.                           33,800             947,752
                                                          ----------------
                                                                8,845,232
                                                          ----------------



                                      -7-


    FINANCIALS 6.4%
    East West Bancorp., Inc.                   58,800           2,130,324
    HCC Insurance Holdings, Inc.               52,500           1,527,750
    Investors Financial Services Corp.         20,300             941,514
    Legg Mason, Inc.                           13,200           1,064,976
    Progressive Corp., Ohio                    12,000             963,600
    Renaissance Re Holdings Ltd.               26,100           1,255,932
    SLM Corp.                                  50,600           1,974,412
                                                          ----------------
                                                                9,858,508
                                                          ----------------

    HEALTH CARE 20.0%
*   Advanced Medical Optics, Inc.              35,000           1,302,700
*   Amgen, Inc.                                20,000           1,185,800
*   AmSurg Corp.                               50,250           1,122,585
*   Anthem, Inc.                                4,700             381,828
*   Apria Healthcare Group, Inc.               48,700           1,375,288
    Beckman Coulter, Inc.                      46,600           2,599,814
    Bio Rad Labs, Inc.                         16,400             825,576
    Biomet, Inc.                               30,100           1,374,065
*   Boston Scientific Corp.                    22,300             796,779
*   Caremark RX., Inc.                         48,042           1,378,805
*   Celgene Corp.                              13,800             783,150
*   Coventry Health Care, Inc.                 17,450             886,111
*   Endo Pharmacueticals Hldgs., Inc.          80,900           1,371,255
*   eResearch Technology, Inc.                 35,225             708,375
*   Express Scripts, Inc.                      15,100             954,320
*   Fisher Scientific Int'l., Inc.             27,400           1,560,978
*   Forest Labs, Inc.                          23,500           1,077,475
*   Gilead Sciences, Inc.                      20,700           1,430,991
*   Imclone Systems, Inc.                      15,000             799,200
*   Invitrogen Corp.                           19,200             950,400
*   Laboratory Corp.                           38,400           1,597,056
*   Medimmune, Inc.                            14,000             334,180
*   Patterson Dental Co.                        7,800             571,194
*   Pharmaceutical Product Dev., Inc.          47,500           1,612,625
*   Priority Healthcare - Class B              53,300           1,184,859
    Stryker Corp.                              30,000           1,359,000
    United Healthcare Group, Inc.              17,000           1,124,210
*   Wellpoint Health Network                    3,800             373,084
                                                          ----------------
                                                               31,021,703
                                                          ----------------

    INDUSTRIALS 11.1%
*   Apollo Group, Inc.                         19,500           1,521,000
    C.H. Robinson Worldwide, Inc.              18,000             768,060
    Corporate Executive Board Co.              31,700           1,865,862
*   Corrections Corp.                          28,700             994,168
    Danaher Corp.                              15,600             802,152
    Donaldson Co., Inc.                        51,400           1,459,760
    Donnelley RR & Sons Co.                    14,000             430,220
    General Dynamics Corp.                     10,000             976,400
*   JetBlue Airways Corp.                      40,300             961,155
*   Laureate Education, Inc.                   36,600           1,251,354
    Manpower, Inc.                             18,100             764,363
    Republic Services, Inc.                    31,600             883,220
    Roper Inds., Inc.                          14,600             805,190
    Southwest Airlines Co.                     73,800           1,093,716
    Timken Co.                                 84,500           1,964,625
*   West Corp.                                 25,100             647,078
                                                          ----------------
                                                               17,188,323
                                                          ----------------



                                      -8-


    INFORMATION TECHNOLOGY 26.0%
    Adobe Systems, Inc.                        43,100           1,976,997
*   Aeroflex, Inc.                            155,000           1,562,400
*   Altera Corp.                               40,500             766,260
*   Ask Jeeves, Inc.                           28,500             738,720
    AU Optronics Corp.                         48,590             602,030
    Autodesk, Inc.                             24,000           1,065,840
*   Avid Technologies, Inc.                    34,300           1,484,161
*   Broadcom Corp. - Class A                   52,700           1,430,278
*   Cisco Systems, Inc.                        95,000           1,782,200
*   Cognizant Tech. Solutions Corp.            61,800           1,694,556
*   Corning, Inc.                             107,100           1,083,852
*   Cree, Inc.                                 66,200           1,655,662
*   Dell, Inc.                                 70,000           2,438,800
*   Digital Insight Corp.                      57,700             863,192
*   Digital River, Inc.                        44,000           1,059,080
*   Electronic Arts, Inc.                      24,900           1,239,522
*   F5 Networks, Inc.                          20,000             491,400
*   FLIR Systems, Inc.                         48,700           2,842,619
    Intel Corp.                                31,000             659,990
*   Juniper Networks, Inc.                     35,000             801,150
*   KLA-Tencor Corp.                           32,700           1,221,672
*   Lexmark Int'l., Inc. - Class A             15,000           1,326,750
*   Marvell Technology Group, Ltd.             30,800             712,096
    Maxim Integrated Products                  16,100             699,223
*   Mercury Interactive Corp.                  15,500             534,905
    Microchip Technology, Inc.                 51,300           1,353,807
*   Network Appliance Corp.                    59,400           1,192,158
*   Novellus Systems, Inc.                     66,600           1,627,038
*   Oracle Corp.                              110,100           1,097,697
*   Research In Motion Limited                 28,200           1,698,204
*   Yahoo!, Inc.                               88,000           2,508,880
                                                          ----------------
                                                               40,211,139
                                                          ----------------

    MATERIALS 3.6%
    Packaging Corp. of  America                74,000           1,694,600
    Peabody Energy Corp.                       33,900           1,807,548
*   Scotts Co. - Class A                       34,500           2,132,790
                                                          ----------------
                                                                5,634,938
                                                          ----------------

    TELECOMMUNICATION SERVICES 1.8%
*   Nextel Communications, Inc.                71,200           1,651,128
*   Nextel Partners, Inc.                      81,000           1,168,020
                                                          ----------------
                                                                2,819,148
                                                          ----------------

    TOTAL COMMON STOCKS
    (Cost $130,291,863)**                                     153,579,726

    EXCESS OF OTHER ASSETS
        OVER LIABILITIES  0.8%                                  1,228,536
                                                          ----------------
    NET ASSETS                                              $ 154,808,262
                                                          ================


    Non-income producing.

 *  Cost for federal income tax purposes is substantially similar.
** At August 31, 2004 net unrealized appreciation for federal income tax purposes aggregrated $23,287,863 of which $30,594,080 related to appreciated securities and $7,306,217 related to depreciated securities.










                                      -9-


     SENTINEL CORE MID CAP FUND
     INVESTMENT IN SECURITIES
     at August 31, 2004
     ---------------------------------------------------------------------------
                                                  SHARES                VALUE
                                                                       (Note 1)
     ---------------------------------------------------------------------------

     COMMON STOCKS 79.9%
     CONSUMER DISCRETIONARY  12.6%
*    Brinker International, Inc.                    6,500            $ 197,925
     Family Dollar Stores, Inc.                     7,500              198,375
     Gentex Corp.                                   7,500              257,550
     GTECH Corp.                                   14,000              329,000
     Mattel, Inc.                                  18,000              289,620
     McGraw-Hill Cos., Inc.                         2,600              196,898
     Michaels Stores, Inc.                          2,100              120,393
     Regis Corp.                                    3,500              143,255
     Tiffany & Co.                                  7,500              232,125
     TJX Companies                                  8,500              179,860
                                                                 --------------
                                                                     2,145,001
                                                                 --------------
     CONSUMER STAPLES  6.3%
     Clorox Co.                                     3,200              169,088
     Heinz, H.J. Co.                                7,000              265,370
     Sysco Corp.                                   11,000              353,540
     Wigley (WM) Jr                                 4,600              285,338
                                                                 --------------
                                                                     1,073,336
                                                                 --------------
     ENERGY 8.8%
     Baker Hughes                                   4,000              157,320
     B.J. Services Co.                              3,000              144,150
     Chesapeake Energy Corp.                       12,500              176,625
     Encana Corp.                                   6,500              267,150
     Globalsantafe Corp                             6,000              167,280
     Kerr-McGee Corp.                               3,000              158,340
     Noble Energy, Inc.                             2,500              128,700
     North Fork Bancorporation                      4,500              188,730
     Western Gas Resources, Inc.                    4,000              111,680
                                                                 --------------
                                                                     1,499,975
                                                                 --------------
     FINANCIALS  15.6%
     AON Corp.                                      5,500              142,725
     Arthur J. Gallagher & Co.                      4,500              143,370
     Associated Banc Corp.                          5,000              156,500
     City National Corp.                            1,900              125,362
     Duke Realty Corp.                              8,000              272,000
     Federated Investors, Inc.                      6,000              173,100
     Liberty Property Trust                         5,500              222,530
     Mellon Financial Corp.                         6,500              187,590
     Mercantile Bankshares Corp.                    3,000              142,800
     Regions Financial Corp.                        5,500              177,595
     State Street Corp                              5,500              248,270
     Synovus Financial                              7,000              177,800
     TCF Financial Corp.                            3,200              203,552
     Willis Group Holdings                          4,000              139,880
     Wilmington Trust Corp                          4,000              148,560
                                                                 --------------
                                                                     2,661,634
                                                                 --------------




                                      -10-

     HEALTH CARE  15.3%
     Amerisourcebergen Corp.                        3,500              189,350
     Bard, C. R., Inc.                              1,300               72,930
*    Barr Pharmaceuticals, Inc.                     6,000              235,620
     Beckman Coulter, Inc.                          4,500              251,055
*    Cerner Corp.                                   3,700              162,097
*    Chiron Corp                                    9,500              402,610
*    Coventry Health Care, Inc.                     2,800              142,184
     Dentsply International, Inc.                   2,300              117,185
*    Endo Pharmaceuticals Holdings, Inc.           12,000              203,520
     Hillenbrand Industries, Inc.                   3,000              168,780
*    Invitrogen Corp                                4,000              198,000
*    Laboratory Corp.                               4,000              166,360
*    Millipore Corp.                                2,200              110,660
*    Triad Hospitals, Inc                           6,000              190,740
                                                                 --------------
                                                                     2,611,091
                                                                 --------------
     INDUSTRIALS 9.6%
*    Choicepoint, Inc.                              4,000              169,000
     Donaldson Co., Inc.                            5,100              144,840
     Dover Corp.                                    3,200              120,736
     Englehard Corp.                                6,000              169,620
     ITT Industries, Inc.                           2,000              158,200
     Newmont Mining Corp.                           4,000              177,560
     Pall Corp.                                    10,000              243,600
     Republic Services, Inc.                        5,000              139,750
     Teleflex Inc.                                  7,000              306,110
                                                                 --------------
                                                                     1,629,416
                                                                 --------------
     INFORMATION TECHNOLOGY  9.9%
*    Affiliated Computer Services                   6,500              353,145
*    Ceridian Corp.                                11,600              214,484
*    Cognos, Inc.                                   5,000              158,100
*    Computer Sciences Corp.                        5,000              231,750
     Diebold, Inc.                                  3,500              171,115
*    Electronic Arts, Inc.                          4,000              199,120
     Intersil Corp.                                 7,900              137,697
     Microchip Technology Corp.                     8,000              211,120
                                                                 --------------
                                                                     1,676,531
                                                                 --------------



                                      -11-

     MATERIALS  1.8%
     Ecolab, Inc.                                   4,500              134,640
     Int'l. Flavors & Fragrances                    4,600              177,238
                                                                 --------------
                                                                       311,878
                                                                 --------------


     TOTAL COMMON STOCKS
     (Cost $13,579,468)                                             13,608,862
                                                                 --------------

     --------------------------------------------------------------------------
                                              Principal Amount         Value
                                                (M = $1,000)         (Note 1)

     --------------------------------------------------------------------------
     CORPORATE SHORT-TERM NOTES  10.2%
     Chevron Oil Finance
     1.46%, 09/03/2004                              450M               449,964
     Toyota Credit
     1.34%, 09/02/2004                              840M               839,969
     United Parcel Services
     1.25%, 09/01/2004                              450M               450,000
                                                                 --------------
     TOTAL CORPORATE SHORT-TERM NOTES
     (Cost $1,739,933)                                               1,739,933
                                                                 --------------


     TOTAL INVESTMENTS
      (Cost $15,319,401)**                                          15,348,795

     EXCESS OF OTHER ASSETS
       OVER LIABILITIES 9.9%                                         1,680,796
                                                                 --------------
     NET ASSETS                                                   $ 17,029,591
                                                                 ==============

*    Non-income producing.

**   Cost for federal income tax purposes is substantially similar. At August
     31, 2004 net unrealized appreciation for federal income tax purposes aggregrated $29,394 of which $485,047 related to appreciated securities and $455,653 related to depreciated securities.








                                      -12-

   SENTINEL INTERNATIONAL EQUITY FUND
   Investment in Securities
   at August 31, 2004

   -----------------------------------------------------------------------------
                                                        Shares          Value
                                                                       (Note 1)

   -----------------------------------------------------------------------------
   COMMON STOCKS                             96.4%

                AUSTRALIA                     1.5%
   National Australia (f)                                92,000     $ 1,736,544
                                                                ----------------


                 BELGIUM                      1.0%
   Belgacom SA (f)                                       34,400       1,150,044
                                                                ----------------

                  CANADA                      2.0%
   BCE, Inc. (f)                                         60,700       1,263,525
   Encana Corp. (f)                                      25,100       1,025,090
                                                                ----------------
                                                                      2,288,615
                                                                ----------------
                  CHINA                       0.8%
   China Life Insurance Co. LTD ADR                      40,500         973,620
                                                                ----------------


                 DENMARK                      2.2%
   Danske Bank (f)                                      104,400       2,532,200
                                                                ----------------

                 FINLAND                      4.5%
   Nokia OYJ (f)                                        182,100       2,156,630
   Stora Enso Oyj-R (f)                                 136,400       1,840,352
   Upm - Kymmene Oyj (f)                                 60,550       1,162,245
                                                                ----------------
                                                                      5,159,227
                                                                ----------------
                  FRANCE                      4.0%
   Michelin (f)                                          50,150       2,669,760
   Societe Generale (f)                                  22,175       1,907,389
                                                                ----------------
                                                                      4,577,149
                                                                ----------------

                 GERMANY                      2.7%
   BASF A.G. (f)                                         40,400       2,201,713
   Deutsche Bank A.G. (f)                                13,300         913,558
                                                                ----------------
                                                                      3,115,271
                                                                ----------------
                HONG KONG                     2.8%
   Cheung Kong                                           35,000         302,502
   HSBC Holdings (f)                                    111,600       1,738,580
   Hutchison Wham Fnc (f)                               149,800       1,181,623
                                                                ----------------
                                                                      3,222,705
                                                                ----------------

                  ITALY                       1.7%
   E.N.I. SpA-Sponsored (ADR)                            19,000       1,954,720
                                                                ----------------



                                      -13-


                  JAPAN                      21.1%
   Canon, Inc. (f)                                       35,000       1,683,722
   East Japan Railway NPV (f)                               187       1,057,819
   Eisai Co. (f)                                         35,000       1,005,686
   Fuji Photo Film (f)                                   87,000       2,751,695
   Hitachi Ltd. (f)                                     170,000       1,076,998
   Ito-Yokado Co. Ltd. (f)                               30,000       1,117,045
   KAO Corp. (f)                                         75,000       1,856,518
   Millea Holdings (f)                                       83       1,153,577
   NEC Electronics (f)                                   22,700       1,160,814
   Nintendo Co. Ltd. (f)                                 15,800       1,712,857
   Nippon Telegraph & Telephone (f)                         410       1,791,393
   Olympus Corp. NPV (f)                                 47,000         898,290
   Shin-Etsu Chemical NPV (f)                            32,800       1,154,243
   Sony Corp. (f)                                        53,100       1,851,066
   Takeda Chemical Industries (f)                        55,800       2,537,990
   Toyota Motor Corp. (f)                                38,600       1,532,985
                                                                ----------------
                                                                     24,342,698
                                                                ----------------

                  MEXICO                      2.2%
   Fomento Economico Mexicano Sa Spon ADR Units (f)      14,600         631,158
   Telefonos de Mexico (ADR)                             58,300       1,888,337
                                                                ----------------
                                                                      2,519,495
                                                                ----------------

               NETHERLANDS                    7.9%
   ABN-Amro Holdings (f)                                 45,500         971,358
   Aegon N.V. (f)                                       177,100       1,901,727
   DSM N.V. (f)                                          33,855       1,655,001
   ING Groep N.V. (f)                                    75,900       1,863,708
   Koninklijke Philips Electronics N.V. (ADR)            43,900       1,018,480
   TPG N.V. (f)                                          74,950       1,745,934
                                                                ----------------
                                                                      9,156,208
                                                                ----------------
                  NORWAY                      1.1%
   Statoil ASA (f)                                       98,000       1,256,308
                                                                ----------------


                 PORTUGAL                     0.9%
   Portugal Telecom (ADR)                               106,700       1,088,340
                                                                ----------------

               SOUTH KOREA                    2.7%
   Kookmin Bank (f)                                      19,900         637,463
   Korea Electric Power  (ADR)                          107,000       1,074,280
   KT Corp. (ADR)                                        82,500       1,445,400
                                                                ----------------
                                                                      3,157,143
                                                                ----------------

                  SPAIN                       3.9%
   Endesa (ADR)                                          74,800       1,391,280
   Repsol (ADR)                                          54,500       1,130,330
   Total S.A.                                            20,470       2,005,855
                                                                ----------------
                                                                      4,527,465
                                                                ----------------

                  SWEDEN                      2.7%
   Nordea AB (f)                                        168,800       1,300,041
   Volvo AB Class B (f)                                  52,900       1,816,473
                                                                ----------------
                                                                      3,116,514
                                                                ----------------
               SWITZERLAND                    9.5%
   Cie Financ Richemont (f)                              44,000       1,129,694
   Credit Suisse Group (f)                               50,800       1,591,823
   Nestle S.A. Registered (f)                            10,650       2,526,535
   Novartis A.G. Registered (f)                          64,100       2,981,657
   Roche  Holdings A.G. (f)                              13,800       1,343,361
*  Zurich Financial Services Group (f)                   10,400       1,459,209
                                                                ----------------
                                                                     11,032,279
                                                                ----------------



                                      -14-


                  TAIWAN
   Taiwan Semiconductors Mfg. Ltd. (ADR)      1.0%      148,500       1,121,175
                                                                ----------------


              UNITED KINGDOM                 20.2%
   Abbey National plc (f)                               108,300       1,171,280
   Anglo American (f)                                    39,000         890,494
   BAA plc (f)                                          112,400       1,127,799
   Boots Group ord (f)                                   18,100         221,870
   BP Amaco plc (f)                                     223,900       1,995,413
   British Aerospace Systems (f)                        499,100       1,813,148
   Cadbury Schweppes (f)                                282,700       2,279,744
   Diageo plc (f)                                       192,200       2,376,602
   Glaxosmithkline plc (ADR)                             61,800       2,542,452
   Kingfisher plc (f)                                   300,150       1,505,520
   Reed Elserier (f)                                    234,600       2,091,613
   Royal Bank of Scotland (f)                            90,000       2,519,467
   Scottish Power (f)                                   185,900       1,352,644
   Shell Transport  & Trading (ADR)                      32,200       1,426,460
                                                                ----------------
                                                                     23,314,506
                                                                ----------------

   TOTAL COMMON STOCKS
    (Cost $99,103,146)**                                            111,342,226

   -----------------------------------------------------------------------------
                                                    Principal Amount   Value
                                                    (M = $1,000)     (Note 1)

   -----------------------------------------------------------------------------
   CORPORATE SHORT-TERM NOTES                 2.3%
   Wells Fargo
    1.5%, 09/03/2004
   (Cost $2,699,775)                                   2,700 M        2,699,775
                                                                  --------------



   TOTAL INVESTMENTS
   (Cost $101,802,921)**                                            114,042,001

   EXCESS OF OTHER ASSETS
     OVER LIABILITIES 1.3%                                            1,482,867
                                                                  --------------

   NET ASSETS                                                     $ 115,524,868
                                                                  ==============














                                      -15-



   -----------------------------------------------------------------------------
   SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                           PERCENT OF
   INDUSTRY                                NET ASSETS             MARKET VALUE
   -----------------------------------------------------------------------------
   Aerospace & Defense                        1.6%                  $ 1,813,148
   Air Freight & Logistics                    2.4%                    2,873,733
   Apparel Accessories & Luxury Goods         1.0%                    1,129,694
   Automobiles, Auto Parts                    1.3%                    1,532,985
   Chemicals                                  1.4%                    1,655,001
   Communications Equipment                   1.8%                    2,156,630
   Constructions & Farm Machinery & Heavy Truc1.5%                    1,816,473
   Consumer Electronics                       2.5%                    2,869,546
   Distillers/Brewery                         2.6%                    3,007,760
   Diversified Banks                         13.9%                   16,106,145
   Diversified Capital Markets                0.8%                      913,558
   Diversified Chemicals                      1.9%                    2,201,713
   Electrical Equipment/Manufacturers         1.9%                    2,237,812
   Forest Products                            1.0%                    1,162,245
   Home Entertainment Software                1.5%                    1,712,857
   Home Improvement Retail                    1.3%                    1,505,520
   Household Products                         1.6%                    1,856,518
   Hypermarkets & Super Centers               1.0%                    1,117,045
   Financial Services - Diversified           1.6%                    1,863,708
   Insurance- Life & Health                   2.5%                    2,875,347
   Insurance- Property & Casualty             1.0%                    1,153,577
   Mining                                     0.8%                      890,494
   Multi-Life Insurance                       1.3%                    1,459,209
   Oil & Gas - Exploration & Productions      0.9%                    1,025,090
   Oil & Gas - Integrated                     8.5%                    9,769,086
   Office Electronics                         1.5%                    1,683,722
   Packaged Foods                             4.2%                    4,806,279
   Paper Products                             1.6%                    1,840,352
   Pharmaceuticals                            9.2%                   10,633,016
   Photographic Products                      2.4%                    2,751,695
   Photo Supply/Equipment                     0.8%                      898,290
   Publishing                                 1.8%                    2,091,613
   Railroads                                  0.9%                    1,057,819
   Real Estate                                0.3%                      302,502
   Semiconductors                             2.0%                    2,275,418
   Tires & Rubber                             2.3%                    2,669,760
   Telecommunications Services                8.5%                    9,808,662
   Utilities - Electric                       3.3%                    3,818,204
                                        -----------               --------------
                                             96.4%                $ 111,342,226
                                        ===========               ==============

   -----------------------------------------------------------------------------
   * Return of Capital

   (f) Fair Valued Securities. At August 31, 2004, the market value of the
   Fair Valued Securities amounted to $91,978,995 or 82.6% of the net assets.

   **Cost for federal income tax purposes is substantially similar. At
     August 31, 2004, net unrealized appreciation for federal income tax purposes aggregated $12,239,080 of which $18,704,240 related to appreciated securities and $6,465,160 related to depreciated securities.

   ( ADR ) - American Depository Receipt







                                      -16-

    SENTINEL GROWTH INDEX FUND
    INVESTMENT IN SECURITIES
    at August 31, 2004
    ----------------------------------------------------------------------------
                                                        SHARES           VALUE
                                                                        (Note 1)
    ----------------------------------------------------------------------------

    COMMON STOCKS 99.9%
    CONSUMER DISCRETIONARY  8.5%
*   AutoZone, Inc.                                      1,200           $ 88,872
*   Bed Bath & Beyond, Inc.                             4,400            164,648
    Best Buy Co., Inc.                                  4,700            218,644
    Black & Decker Corp.                                1,200             82,716
    Delphi Automotive Systems Corp.                     8,100             74,196
    Dollar General Corp.                                4,800             94,560
    Dow Jones & Co., Inc.                               1,197             49,137
*   Ebay, Inc.                                          9,600            830,784
    Family Dollar Stores, Inc.                          2,500             66,125
    Fortune Brands, Inc.                                2,200            160,930
    Gap, Inc.                                          13,100            245,494
    Harley-Davidson, Inc.                               4,280            261,167
    Home Depot, Inc.                                   32,400          1,184,544
    Int'l. Game Technology                              5,100            147,135
    Knight Ridder, Inc.                                 1,200             77,316
*   Kohl's Corp.                                        4,936            244,233
    Lowe's Cos., Inc.                                  11,500            571,550
    Maytag Corp.                                        1,100             22,253
    McGraw-Hill Cos., Inc.                              2,800            212,044
    Meredith Corp.                                        700             35,056
    New York Times Co.- Class A                         2,200             89,364
    Nike, Inc.- Class B                                 3,900            293,709
    Omnicom Group, Inc.                                 2,781            191,361
    Radioshack Corp.                                    2,354             63,417
    Staples, Inc.                                       7,200            206,496
*   Starbucks Corp.                                     5,800            250,792
    TJX Cos.                                            7,200            152,352
    Yum Brands, Inc.                                    4,220            167,576
                                                                    ------------
                                                                       6,246,470
                                                                    ------------
    CONSUMER STAPLES  20.1%
    Altria Group, Inc.                                 29,900          1,463,605
    Anheuser-Busch Co., Inc.                           11,784            622,195
    Avon Products, Inc.                                 6,902            304,930
    Brown Forman Corp. -  Class B                       1,800             85,482
    Campbell Soup Co.                                   5,969            154,955
    Clorox Co.                                          3,100            163,804
    Coca-Cola Co.                                      35,545          1,589,217
    Colgate Palmolive Co.                               7,794            420,876
    Gillette Co.                                       14,657            622,923
    Heinz, H.J. Co.                                     5,094            193,113
    Hershey Foods Corp.                                 3,800            183,464
    Kellogg Co.                                         6,012            252,384
    Kimberly-Clark Corp.                                7,300            486,910
    McCormick & Company, Inc.                           2,000             67,100
    Pepsi Bottling Group, Inc.                          3,700             99,123
    PepsiCo, Inc.                                      24,954          1,247,700
    Procter & Gamble Co.                               37,500          2,098,875
    Sara Lee Corp.                                     11,524            255,026
    Sherwin Williams Co.                                2,100             86,730
    Sysco Corp.                                         9,340            300,188
    UST, Inc.                                           2,399             96,248
    Walgreen Co.                                       14,986            546,240
    Wal-Mart Stores, Inc.                              62,621          3,298,248
    Wrigley (Wm.) Jr. Co.                               3,276            203,210
                                                                    ------------
                                                                      14,842,546
                                                                    ------------




                                      -17-

    ENERGY 1.1%
    B.J. Services Co.                                   2,300            110,515
    Halliburton Co.                                     6,400            186,688
    Schlumberger Ltd.                                   8,600            531,480
                                                                    ------------
                                                                         828,683
                                                                    ------------
    FINANCIALS  4.3%
    American Express Co.                               18,600            930,372
    Fannie Mae                                         14,200          1,057,190
    Federated Investors, Inc.- Class B                  1,500             43,275
    Marsh & McLennan Cos., Inc.                         7,600            339,644
    Moody's Corp.                                       2,189            150,078
    North Fork Bancorporation, Inc.                     2,500            104,850
    Simon Property Group, Inc.                          3,000            167,850
    SLM Corp.                                           6,404            249,884
    T. Rowe Price Group                                 1,900             94,107
                                                                    ------------
                                                                       3,137,250
                                                                    ------------
    HEALTH CARE  22.9%
    Abbott Labs                                        22,735            947,822
    Allergan, Inc.                                      1,962            146,464
*   Amgen, Inc.                                        18,518          1,097,932
    Bard, C.R., Inc.                                    1,500             84,150
    Baxter Int'l., Inc.                                 8,900            271,806
    Becton Dickinson & Co.                              3,700            178,044
    Biomet, Inc.                                        3,750            171,188
*   Boston Scientific Corp.                            12,200            435,906
    Bristol-Myers Squibb Co.                           28,318            671,986
    Cardinal Health, Inc.                               6,300            284,760
*   Express Scripts, Inc.                               1,100             69,520
*   Forest Labs, Inc.                                   5,400            247,590
*   Gilead Sciences, Inc.                               3,100            214,303
    Guidant Corp.                                       4,625            276,575
    IMS Health, Inc.                                    3,428             79,975
    Johnson & Johnson                                  43,350          2,518,635
    Lilly, Eli & Co.                                   16,460          1,044,387
    Medtronic, Inc.                                    17,728            881,968
    Merck & Co., Inc.                                  32,465          1,459,951
*   Millipore Corp.                                       697             35,059
    Mylan Labs, Inc.                                    3,900             67,938
    Pfizer, Inc.                                      111,348          3,637,739
*   St. Jude Medical, Inc.                              2,600            174,850
    Stryker Corp.                                       5,800            262,740
    UnitedHealth Group, Inc.                            9,800            648,074
    Wyeth                                              19,400            709,458
*   Zimmer Holdings, Inc.                               3,541            252,473
                                                                    ------------
                                                                      16,871,293
                                                                    ------------



                                      -18-

    INDUSTRIALS 14.6%
    3M Company                                         11,400            938,904
*   American Standard Cos., Inc.                        3,100            116,591
*   Apollo Group, Inc.- Class A                         2,600            202,800
    Avery Dennison Corp.                                1,656            102,920
    Block, H & R, Inc.                                  2,600            125,476
    Boeing Co.                                         12,300            642,306
    Caterpillar, Inc.                                   5,000            363,500
    Cintas Corp.                                        2,500            102,525
    Danaher Corp.                                       4,500            231,390
    Deluxe Corp.                                          700             29,904
    Emerson Electric Co.                                6,200            385,950
    Equifax, Inc.                                       1,972             48,117
    General Electric Co.                              153,955          5,048,184
*   Monster Worldwide, Inc.                             1,700             34,391
*   Navistar Int'l. Corp.                               1,000             35,780
    Paychex, Inc.                                       5,522            163,838
    Pitney Bowes, Inc.                                  3,400            148,104
    Robert Half Int'l., Inc.                            2,500             61,250
    Rockwell Collins, Inc.                              2,600             89,414
    United Parcel Service, Inc. - Class B              16,500          1,205,325
    United Technologies Corp.                           7,500            704,325
                                                                    ------------
                                                                      10,780,994
                                                                    ------------
    INFORMATION TECHNOLOGY  25.0%
    Adobe Systems, Inc.                                 3,488            159,994
*   Agilent Technologies, Inc.                          7,000            143,500
*   Altera Corp.                                        5,400            102,168
    Analog Devices, Inc.                                5,500            190,960
*   Applied Materials, Inc.                            24,600            390,894
    Autodesk, Inc.                                      1,700             75,497
    Automatic Data Processing                           8,563            340,551
*   Avaya, Inc.                                         6,400             77,568
*   Broadcom Corp.                                      4,600            124,844
*   Cisco Systems, Inc.                                98,660          1,850,862
*   Citrix Systems, Inc.                                2,400             38,184
*   Dell, Inc.                                         36,823          1,282,913
*   Electronic Arts, Inc.                               4,400            219,032
    First Data Corp.                                   12,700            536,575
    Intel Corp.                                        94,308          2,007,817
    Int'l. Business Machines                           24,604          2,083,712
*   Intuit, Inc.                                        2,800            118,412
*   KLA-Tencor Corp.                                    2,900            108,344
*   Lexmark Int'l., Inc. - Class A                      1,929            170,620
    Linear Technology                                   4,500            160,965
*   Lucent Technologies                                62,500            195,625
    Maxim Integrated Products, Inc.                     4,700            204,121
*   Mercury Interactive Corp.                           1,300             44,863
    Microsoft Corp.                                   157,486          4,299,368
*   National Semiconductor Corp.                        5,200             69,316
*   Network Appliance, Inc.                             5,044            101,233
*   Oracle Corp.                                       75,808            755,806
*   Parametric Technology Corp.                         3,900             18,993
*   PMC-Sierra, Inc.                                    2,500             23,350
    Qualcomm, Inc.                                     23,616            898,589
*   Solectron Corp.                                    14,000             72,240
*   Symantec Corp.                                      4,600            220,616
    Symbol Technologies, Inc.                           3,400             43,860
*   Teradyne, Inc.                                      2,800             36,036
    Texas Instruments, Inc.                            25,200            492,408
*   Waters Corp.                                        1,700             73,627
    Xilinx, Inc.                                        5,050            138,522
*   Yahoo!, Inc.                                       19,660            560,507
                                                                    ------------
                                                                      18,432,492
                                                                    ------------



                                      -19-

    MATERIALS  2.6%
    Allegheny Technologies, Inc.                        1,300             24,453
    Ball Corp.                                          1,600             59,744
    Dow Chemical Co.                                   13,700            586,497
    Dupont (El) de Nemours                             14,600            616,996
    Ecolab, Inc.                                        3,700            110,704
    Freeport McMoran Copper & Gold - Class B            2,600             97,838
*   Hercules, Inc.                                      1,600             21,952
    Int'l. Flavors & Fragrances                         1,400             53,942
*   Pactiv Corp.                                        2,200             52,030
    Praxair, Inc.                                       4,700            190,726
*   Sealed Air Corp.                                    1,200             58,944
    Sigma Aldrich Corp.                                 1,000             57,290
                                                                    ------------
                                                                       1,931,116
                                                                    ------------
    TELECOMMUNICATION SERVICES  0.6%
*   Nextel Communications, Inc.                        16,100            373,359
*   Qwest Communications Int'l., Inc.                  26,000             75,140
                                                                    ------------
                                                                         448,499
    TRANSPORTATION 0.1%
*   Delta Air Lines, Inc.                               1,800              7,272
                                                                    ------------

    UTILITIES 0.1%
*   AES Corp.                                           9,200             92,828
                                                                    ------------

    TOTAL COMMON STOCKS
    (Cost $71,583,861)**                                              73,619,443

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES  0.1%                                              84,597
                                                                    ------------
    NET ASSETS                                                      $ 73,704,040
                                                                    ============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At Augus 31, 2004 net unrealized appreciation for federal income tax purposes aggregrated
    $2,035,582 of which $10,360,531 related to appreciated securities and $8,324,949 related to depreciated securities.








                                      -20-

      SENTINEL COMMON STOCK FUND
      INVESTMENT IN SECURITIES
      AT AUGUST 31, 2004
      --------------------------------------------------------------------------
                                                     SHARES        VALUE
                                                                  (NOTE 1)
      --------------------------------------------------------------------------
      COMMON STOCKS 99.7%
      CONSUMER DISCRETIONARY 8.5%
*     Comcast Corp. - Class A                   1,000,000         $ 27,750,000
      Gap, Inc.                                   390,000            7,308,600
      Hilton Hotels Corp.                         310,000            5,533,500
      McGraw-Hill Cos., Inc.                      105,000            7,951,650
*     Time Warner, Inc.                         1,500,000           24,525,000
      TJX Cos.                                    340,000            7,194,400
      Yum Brands, Inc.                            280,000           11,118,800
                                                               ----------------
                                                                    91,381,950
                                                               ----------------
      CONSUMER STAPLES 9.0%
      Altria Group, Inc.                          370,000           18,111,500
      Colgate Palmolive Co.                       275,000           14,850,000
      Diageo PLC (ADR)                            265,000           13,236,750
      Kimberly-Clark Corp.                        290,000           19,343,000
      Kraft Foods, Inc.                           725,000           22,678,000
      Wrigley (Wm.) Jr. Co.                       150,000            9,304,500
                                                               ----------------
                                                                    97,523,750
                                                               ----------------
      ENERGY 13.0%
      B.J. Services Co.                           146,100            7,020,105
      ChevronTexaco Corp.                         134,200           13,084,500
      Encana Corp.                                132,300            5,437,530
      EOG Resources, Inc.                         205,000           11,842,850
      Exxon Mobil Corp.                           500,000           23,050,000
      GlobalSantaFe Corp.                         345,000            9,618,600
      Noble Energy, Inc.                          160,000            8,236,800
      Pioneer Natural Resources Co.               327,400           10,951,530
*     Pride Int'l., Inc.                          680,000           12,484,800
      Schlumberger Ltd.                           303,400           18,750,120
      Unocal Corp.                                294,700           11,004,098
*     Weatherford Int'l., Inc.                    192,000            8,897,280
                                                               ----------------
                                                                   140,378,213
                                                               ----------------




                                      -21-

      FINANCIALS 17.4%
      American Express Co.                        240,000           12,004,800
      American Int'l. Group                       325,000           23,153,000
      Bank of America Corp.                       294,308           13,237,974
      Bank of New York, Inc.                      340,000           10,132,000
      Citigroup, Inc.                             650,000           30,277,000
      Marsh & McLennan Cos.                       485,000           21,674,650
      Mellon Financial Corp.                      400,000           11,544,000
      Morgan Stanley                              100,000            5,073,000
      PNC Financial Services Group, Inc.          245,000           13,149,150
      St. Paul Travelers Cos., Inc.               531,700           18,444,673
      U.S. Bancorp                                400,000           11,800,000
      Washington Mutual, Inc.                     106,300            4,127,629
      Wells Fargo & Co.                           225,000           13,218,750
                                                               ----------------
                                                                   187,836,626
                                                               ----------------
      HEALTH CARE 19.1%
      Baxter Int'l., Inc.                         795,000           24,279,300
*     Chiron Corp.                                275,000           11,654,500
      Cigna Corp.                                 200,000           13,312,000
      Guidant Corp.                               315,000           18,837,000
      HCA, Inc.                                   475,000           18,434,750
      Johnson & Johnson                           500,000           29,050,000
*     Laboratory Corp.                            270,000           11,229,300
      Lilly, Eli & Co.                            315,000           19,986,750
      McKesson Corp.                              535,000           16,558,250
      Medtronic, Inc.                             435,000           21,641,250
      Pfizer, Inc.                                455,000           14,864,850
*     WebMD Corp.                                 800,000            5,824,000
                                                               ----------------
                                                                   205,671,950
                                                               ----------------
      INDUSTRIALS 12.3%
      General Dynamics Corp.                      135,000           13,181,400
      General Electric Co.                        521,500           17,099,985
      Honeywell Int'l., Inc.                      527,800           18,990,244
      Northrop Grumman Corp.                      400,000           20,660,000
      Rockwell Automation, Inc.                   280,000           10,920,000
      Tyco Int'l. Ltd.                            683,800           21,416,616
      Union Pacific Corp.                         148,900            8,503,679
      United Technologies Corp.                   125,000           11,738,750
      Waste Management, Inc.                      380,000           10,560,200
                                                               ----------------
                                                                   133,070,874
                                                               ----------------



                                      -22-

      INFORMATION TECHNOLOGY 12.4%
*     Applied Materials, Inc.                     175,000            2,780,750
*     BMC Software, Inc.                          693,700           10,384,689
      Electronic Data Systems                     720,000           13,838,400
*     EMC Corp.                                   500,000            5,385,000
      First Data Corp.                            575,000           24,293,750
      Hewlett Packard Co.                         300,000            5,367,000
      Int'l. Business Machines                    175,000           14,820,750
      Microsoft Corp.                             760,000           20,748,000
      Motorola, Inc.                              550,000            8,882,500
      Nokia Corp. (ADR)                           700,000            8,316,000
      Seagate Technology                          250,000            2,732,500
      Symbol Technologies, Inc.                   825,000           10,642,500
      Texas Instruments                           260,000            5,080,400
                                                               ----------------
                                                                   133,272,239
                                                               ----------------
      MATERIALS 8.0%
      Alcan, Inc.                                 182,800            7,917,068
      Dupont (EI) de Nemours                      440,000           18,594,400
      Freeport McMoran Copper & Gold              530,000           19,943,900
      Int'l. Paper Co.                            525,000           21,010,500
      Newmont Mining Corp.                        422,900           18,772,531
                                                               ----------------
                                                                    86,238,399
                                                               ----------------
      TOTAL COMMON STOCKS
      (COST $822,744,949)**                                      1,075,374,001


      EXCESS OF OTHER ASSETS
       OVER LIABILITIES 0.3%                                         3,036,523
                                                               ----------------
      NET ASSETS                                               $ 1,078,410,524
                                                               ================

      --------------------------------------------------------------------------
      * Non-income producing.

      ** Cost for federal income tax purposes is substantially similar. At
         August 31, 2004 unrealized appreciation for federal income tax purposes aggregated $252,629,052 of which
          $266,302,917 related to appreciated securities and $13,673,865 related to depreciated securities.

      (ADR) - American Depository Receipt





     SENTINEL BALANCED FUND
     INVESTMENTS IN SECURITIES
     at August 31, 2004
     ------------------------------------------------------------------------------------
                                                          Principal Amoumt     Value
                                        Coupon   Maturity   (M=$1,000)       (Note 1)
     ------------------------------------------------------------------------------------
     U.S. GOVERNMENT OBLIGATIONS 34.0%
     U.S. TREASURY OBLIGATIONS 4.4%
     Notes:
     10-year:                           4.25%     08/15/14    12,500M       $ 12,625,000
                                                                           --------------
     U.S. GOVERNMENT AGENCY OBLIGATIONS 29.6%
     FEDERAL HOME LOAN MORTGAGE CORPORATION 6.8%
     Collateralized Mortgage Obligations:

      FHR 2283 PD                       7.00%     02/15/31       941M          1,009,327
      FHR 2438 NB                       6.50%     04/15/32     5,000M          5,361,300
      FHR 2807 VC                       6.00%     06/15/34     3,000M          3,195,990
                                                                           --------------
                                                                               9,566,617
                                                                           --------------

     Mortgage-Backed Securities:
     15-Year:
     FHLMC 380070                       9.00%     01/01/05        21M             21,280
     FHLMC G10037                       9.50%     10/01/06        34M             33,935
                                                                           --------------
                                                                                  55,215
                                                                           --------------
     30-Year:
     FHLMC P00020                       6.50%     10/01/22     1,231M          1,293,986
     FHLMC A12017                       5.50%     08/01/33       820M            835,120
     FHLMC A15113                       6.00%     10/01/33     2,823M          2,937,010
     FHLMC A20187                       5.00%     03/01/34     4,793M          4,760,415
                                                                           --------------
                                                                               9,826,531
                                                                           --------------

     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                             19,448,363
                                                                           --------------





                                      -24-


     FEDERAL NATIONAL MORTGAGE ASSOCIATION 21.6%
     Collateralized Mortgage Obligations:
      FNR 2002-5 PJ                     6.00%     10/25/21     2,000M          2,103,380
      FNR 2002-73 PE                    5.50%     10/25/31     3,000M          3,079,920
      FNR 2003-123 NC                   6.00%     06/25/33     5,000M          5,172,700
                                                                           --------------
                                                                              10,356,000
                                                                           --------------

     Mortgage-Backed Securities:
     15-Year:
     FNMA 313699                        9.00%     12/01/06        78M             79,038
     FNMA 251535                        10.50%    09/01/12        68M             76,604
     FNMA 254720                        4.50%     05/01/18     4,592M          4,602,433
     FNMA 704942                        4.50%     05/01/18     5,095M          5,106,215
     FNMA 771162                        5.00%     01/01/19     7,926M          8,094,813
                                                                           --------------
                                                                              17,959,103
                                                                           --------------

     20-Year:
     FNMA 313960                        10.25%    10/01/17        54M             60,091
                                                                           --------------

     30-Year:
     FNMA 500296                        6.00%     04/01/29        84M             87,507
     FNMA 514054                        7.00%     09/01/29       113M            120,906
     FNMA 190311                        6.00%     06/01/30     6,156M          6,402,663
     FNMA 622539                        5.00%     09/01/31     2,592M          2,576,093
     FNMA 707312                        5.00%     06/01/33     2,252M          2,242,613
     FNMA 721255                        5.50%     07/01/33     3,933M          4,005,178
     FNMA 763757                        5.50%     01/01/34     4,215M          4,292,817
     FNMA 774445                        5.50%     03/01/34     5,113M          5,206,709
     FNMA 786096                        5.50%     07/01/34     4,990M          5,075,703
     FNMA 786605                        6.00%     08/01/34     2,997M          3,109,743
                                                                           --------------
                                                                              33,119,932
                                                                           --------------

     TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                              61,495,126
                                                                           --------------



                                      -25-


     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 1.2%
     Mortgage-Backed Securities:
     15-year:
     GNMA 514482                        7.50%     09/15/14       245M            262,264
                                                                           --------------

     30-Year:
     GNMA 26446                         9.00%     02/15/09        15M             16,391
     GNMA 595180                        6.00%     11/15/32     2,861M          2,980,169
                                                                           --------------
                                                                               2,996,560
                                                                           --------------


     TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATON                             3,258,824
                                                                           --------------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                                                              84,202,313
                                                                           --------------
     TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $95,565,540)                                                       96,827,313
                                                                           --------------

     BONDS 2.1%

     CONSUMER CYCLICALS 0.3%
     General Motors Corp.               8.375%    07/15/33       750M            799,688
                                                                           --------------

     FINANCIAL INSTITUTIONS 0.8%
     Boeing Capital Corp.               6.50%     02/15/12     1,000M          1,116,250
     Genworth Financial, Inc.           6.50%     06/15/34     1,000M          1,068,750
                                                                           --------------
                                                                               2,185,000
                                                                           --------------


     MEDIA 0.3%
     Walt Disney Co.                    7.00%     03/01/32       750M            838,125
                                                                           --------------

     TELECOMMUNICATIONS 0.7%
     Comcast Corp.                      5.50%     03/15/11     2,000M          2,082,500
                                                                           --------------
     TOTAL BONDS
      (Cost $5,527,309)                                                        5,905,313
                                                                           --------------

     ---------------------------------------------------------------------------
                                                   Shares               Value
                                                                       (Note 1)
     ---------------------------------------------------------------------------
     COMMON STOCKS 62.1%

     CONSUMER DISCRETIONARY 5.2%
*    Comcast Corp. - Class A                        160,000           4,440,000
     Gap, Inc.                                       65,000           1,218,100
     Hilton Hotels Corp.                             50,000             892,500
     McGraw-Hill Cos., Inc.                          16,500           1,249,545
*    Time Warner, Inc.                              240,000           3,924,000
     TJX Cos.                                        60,000           1,269,600
     Yum Brands, Inc.                                45,000           1,786,950
                                                                  --------------
                                                                     14,780,695
                                                                  --------------

     CONSUMER STAPLES 5.8%
     Altria Group, Inc.                              54,000           2,643,300
     Colgate Palmolive Co.                           41,000           2,214,000
     Diageo PLC  (ADR)                               40,000           1,998,000
     Gillette Co.                                    25,000           1,062,500
     Kimberly-Clark Corp.                            45,000           3,001,500
     Kraft Foods, Inc.                              130,000           4,066,400
     Wrigley (Wm.) Jr. Co.                           25,000           1,550,750
                                                                  --------------
                                                                     16,536,450
                                                                  --------------

     ENERGY 8.5%
     B.J. Services Co.                               24,000           1,153,200
     ChevronTexaco Corp.                             25,000           2,437,500
     Encana Corp.                                    25,000           1,027,500
     EOG Resources, Inc.                             32,000           1,848,640
     Exxon Mobil Corp.                               78,000           3,595,800
     GlobalSantaFe Corp.                             55,000           1,533,400
     Noble Energy, Inc.                              25,000           1,287,000
     Pioneer Natural Resources Co.                   47,000           1,572,150
*    Pride Int'l., Inc.                             125,000           2,295,000
     Schlumberger Ltd.                               60,000           3,708,000
     Unocal Corp.                                    51,000           1,904,340
*    Weatherford Int'l., Inc.                        37,000           1,714,580
                                                                  --------------
                                                                     24,077,110
                                                                  --------------

     FINANCIALS 10.5%
     American Express Co.                            30,400           1,520,608
     American Int'l. Group                           55,000           3,918,200
     Bank of America Corp.                           43,312           1,948,174
     Bank of New York, Inc.                          50,000           1,490,000
     Citigroup, Inc.                                115,000           5,356,700
     Marsh & McLennan Cos.                           80,000           3,575,200
     Mellon Financial Corp.                          62,000           1,789,320
     Morgan Stanley                                  15,000             760,950
     PNC Financial Services Group, Inc.              40,000           2,146,800
     St. Paul Travelers Cos., Inc.                   79,672           2,763,822
     U.S. Bancorp                                    60,000           1,770,000
     Washington Mutual, Inc.                         19,000             737,770
     Wells Fargo & Co.                               36,400           2,138,500
                                                                  --------------
                                                                     29,916,044
                                                                  --------------

     HEALTH CARE 11.8%
     Baxter Int'l., Inc.                            125,000           3,817,500
*    Chiron Corp.                                    45,000           1,907,100
     Cigna Corp.                                     30,000           1,996,800
     Guidant Corp.                                   50,000           2,990,000
     HCA, Inc.                                       75,000           2,910,750
     Johnson & Johnson                               90,000           5,229,000
*    Laboratory Corp.                                42,000           1,746,780
     Lilly, Eli & Co.                                55,000           3,489,750
     McKesson Corp.                                  90,000           2,785,500
     Medtronic, Inc.                                 70,000           3,482,500
     Pfizer, Inc.                                    70,000           2,286,900
*    WebMD Corp.                                    150,000           1,092,000
                                                                  --------------
                                                                     33,734,580
                                                                  --------------


     INDUSTRIALS 7.5%
     General Dynamics Corp.                          21,000           2,050,440
     General Electric Co.                            85,000           2,787,150
     Honeywell Int'l., Inc.                          86,000           3,094,280
     Northrop Grumman Corp.                          63,000           3,253,950
     Rockwell Automation, Inc.                       45,000           1,755,000
     Tyco Int'l. Ltd.                               110,000           3,445,200
     Union Pacific Corp.                             23,900           1,364,929
     United Technologies Corp.                       20,000           1,878,200
     Waste Management, Inc.                          60,000           1,667,400
                                                                  --------------
                                                                     21,296,549
                                                                  --------------

     INFORMATION TECHNOLOGY 7.5%
*    Applied Materials, Inc.                         30,000             476,700
*    BMC Software, Inc.                             114,300           1,711,071
     Electronic Data Systems                        100,000           1,922,000
*    EMC Corp.                                       80,000             861,600
     First Data Corp.                                90,000           3,802,500
     Hewlett Packard Co.                             50,000             894,500
     Int'l. Business Machines                        30,000           2,540,700
     Microsoft Corp.                                120,000           3,276,000
     Motorola, Inc.                                  95,000           1,534,250
     Nokia Corp. (ADR)                              115,000           1,366,200
     Seagate Technology                              50,000             546,500
     Symbol Technologies, Inc.                      125,000           1,612,500
     Texas Instruments                               45,000             879,300
                                                                  --------------
                                                                     21,423,821
                                                                  --------------


     MATERIALS 5.3%
     Alcan, Inc.                                     29,100           1,260,321
     Dupont (EI) de Nemours                          75,000           3,169,500
     Freeport McMoran Copper & Gold                 100,000           3,763,000
     Int'l. Paper Co.                                90,000           3,601,800
     Newmont Mining Corp.                            75,000           3,329,250
                                                                  --------------
                                                                     15,123,871
                                                                  --------------


     TOTAL COMMON STOCKS
      (Cost $141,778,131)                                           176,889,120
                                                                  --------------

     ---------------------------------------------------------------------------
                                                           Principal
                                                             Amoumt      Value
                                                           (M=$1,000)   (Note 1)
     ---------------------------------------------------------------------------

     CORPORATE SHORT-TERM NOTES 1.4%
     Lasalle Bank
     Cost ($3,999,833)                  1.50%     09/02/04    4,000M   3,999,833
                                                                   -------------

     TOTAL INVESTMENTS
      (Cost $246,870,813)**                                          283,621,579

     EXCESS OF OTHER ASSETS
      OVER LIABILITIES 0.4%                                            1,069,826
                                                                   -------------

     NET ASSETS                                                    $ 284,691,405
                                                                   =============


     ---------------------------------------------------------------------------


     *Non-income producing.

     **Cost for federal income tax purposes is substantially similar. At August
       31, 2004 net unrealized appreciation for federal income tax purposes aggregated $36,750,766 of which $39,350,786 related to appreciated securities and $2,600,020 related to depreciated securities.

     (ADR) - American Depository Receipt


    SENTINEL HIGH YIELD BOND FUND
    INVESTMENT IN SECURITIES
    at August 31, 2004
    ---------------------------------------------------------------------------------------------
                                                                 PRINCIPAL AMOUNT     VALUE
                                             Coupon     Maturity    (M=$1,000)       (Note 1)
    ---------------------------------------------------------------------------------------------
    BONDS 92.4%
    BASIC INDUSTRY 14.2%
    Acetex Corp.                             10.875%    08/01/09      1,000 M        $ 1,105,000
    AK Steel Corp.                            7.750%    06/15/12        450 M            425,250
    Arch Western Fin LLC (a)                  6.750%    07/01/13      1,000 M          1,040,000
    Borden US Finance Corp. (a)               9.000%    07/15/14        250 M            258,750
    Century Aluminum (a)                      7.500%    08/15/14        300 M            309,750
    Equistar Chemical LP                     10.625%    05/01/11        750 M            847,500
    Ethyl Corp.                               8.875%    05/01/10        190 M            204,725
    FMC Corp.                                10.250%    11/01/09        900 M          1,051,875
    Foundation PA Coal Co. (a)                7.250%    08/01/14        990 M          1,046,925
    Freeport-McMoran Copper & Gold           10.125%    02/01/10        775 M            873,813
    Freeport-McMoran Copper & Gold            6.875%    02/01/14        410 M            392,062
    Georgia-Pacific Corp.                     8.125%    05/15/11      1,000 M          1,157,500
    Georgia-Pacific Corp.                     8.000%    01/15/24        275 M            297,688
    Gerdau Ameristeel Corp.                  10.375%    07/15/11        137 M            156,180
    Graphic Packaging Int'l., Inc.            8.500%    08/15/11      1,000 M          1,115,000
    HMP Equity Holdings Corp.                 0.000%    05/15/08        700 M            416,500
    Huntsman Int'l. LLC                       9.875%    03/01/09      1,000 M          1,085,000
    Huntsman Advanced Materials LLC (a)      11.000%    07/15/10      1,000 M          1,145,000
    Huntsman Int'l. LLC (a)                  11.500%    07/15/12      1,375 M          1,416,250
    Jefferson Smurfit Corp.                   7.500%    06/01/13      1,000 M          1,050,000
    Lyondell Chemical Co.                     9.500%    12/15/08        765 M            821,419
    Massey Energy Co.                         6.625%    11/15/10        670 M            696,800
    Millar Western Forestry Products LTD      7.750%    11/15/13        165 M            172,425
    Nalco Co. (a)                             8.875%    11/15/13      1,500 M          1,625,625
    Nalco Fin. Holdings 0%, Due 02/01/14
      Steps up to 9% Beginning 02/01/09 (a)   0.000%    02/01/14      1,265 M            904,475
    OM Group, Inc.                            9.250%    12/15/11      1,000 M          1,035,000
    Oregon Steel Mills, Inc.                 10.000%    07/15/09        825 M            886,875
    Peabody Energy Corp.                      6.875%    03/15/13        340 M            360,400
    Peabody Energy Corp.                      5.875%    04/15/16        615 M            590,400
    Seminis Vegetable Seeds, Inc.            10.250%    10/01/13        785 M            875,275
    Stone Container Corp.                     9.750%    02/01/11        500 M            562,500
    Stone Container Corp. (a)                 7.375%    07/15/14        200 M            207,500
    United States Steel Corp.                10.750%    08/01/08        257 M            302,296
    Wolverine Tube, Inc.                     10.500%    04/01/09        215 M            236,500
                                                                                 ----------------
                                                                                      24,672,258
                                                                                 ----------------

    CAPITAL GOODS 6.1%
    Ainsworth Lumber LTD                      6.750%    03/15/14        770 M            758,450
    Argo-Tech Corp. (a)                       9.250%    06/01/11        180 M            190,800
    Case New Holland, Inc. (a)                9.250%    08/01/11        480 M            532,800
    Case New Holland, Inc. (a)                9.250%    08/01/11        770 M            854,700
    Crown European Holdings                   9.500%    03/01/11      1,500 M          1,672,500
    Dresser, Inc.                             9.375%    04/15/11        750 M            810,000
    Owens-Brockway Glass Container            8.875%    02/15/09        755 M            824,838
    Owens-Brockway Glass Container            8.750%    11/15/12        675 M            752,625
    Owens-Brockway Glass Container            8.250%    05/15/13      1,200 M          1,272,000
    Terex Corp.                               7.375%    01/15/14        960 M            984,000
    THL Buildco, Inc. (a)                     8.500%    09/01/14        930 M            974,175
    Transdigm, Inc.                           8.375%    07/15/11      1,000 M          1,062,500
                                                                                 ----------------
                                                                                      10,689,388
                                                                                 ----------------

    CONSUMER CYCLICAL 10.2%
    Affinity Group, Inc.                      9.000%    02/15/12        670 M            703,500
    Ames True Temper, Inc. (a)               10.000%    07/15/12        500 M            505,000
    Collins & Aikman Products Co. (a)        12.875%    08/24/12        750 M            751,875
    Collins & Aikman Products Co.            10.750%    12/31/11        860 M            890,100
    Dana Corp.                                9.000%    08/15/11      1,000 M          1,203,750
    Dura Operations Corp.                     8.625%    04/15/12        900 M            938,250
    Friendly Ice Cream Corp.                  8.375%    06/15/12        410 M            397,700
    FTD, Inc.                                 7.750%    02/15/14      1,250 M          1,225,000
    General Nutrition Centers, Inc. (a)       8.500%    12/01/10      1,500 M          1,507,500
    Group 1 Automotive, Inc.                  8.250%    08/15/13      1,000 M          1,060,000
    Hines Nurseries, Inc.                    10.250%    10/01/11      1,000 M          1,055,000
    ICON Health & Fitness, Inc.              11.250%    04/01/12      1,000 M          1,095,000
    Meritor Automative, Inc.                  6.800%    02/15/09      1,351 M          1,398,285
    Michael's Stores, Inc.                    9.250%    07/01/09         60 M             65,625
    Office Depot, Inc.                       10.000%    07/15/08        200 M            236,000
    Petco Animal Supplies                    10.750%    11/01/11      1,000 M          1,135,000
    R J Tower Corp.                          12.000%    06/01/13      1,200 M          1,098,000
    Tenneco Automotive, Inc.                 10.250%    07/15/13        545 M            633,563
    United Auto Group, Inc.                   9.625%    03/15/12      1,000 M          1,115,000
    Warnaco, Inc.                             8.875%    06/15/13        600 M            666,000
                                                                                 ----------------
                                                                                      17,680,148
                                                                                 ----------------



                                      -30-

    CONSUMER NON-CYCLICAL 6.8%
    Alpharma, Inc. (a)                        8.625%    05/01/11      1,250 M          1,259,375
    Amscan Holdings, Inc. (a)                 8.750%    05/01/14        285 M            285,356
    Central Garden and Pet Company            9.125%    02/01/13      1,000 M          1,095,000
    Chiquita Brands Intl., Inc.              10.560%    03/15/09      1,000 M          1,088,750
    Del Monte Corp.                           8.625%    12/15/12        330 M            368,775
    Duane Reade, Inc. (a)                     9.750%    08/01/11        575 M            575,000
    Elizabeth Arden, Inc.                     7.750%    01/15/14      1,300 M          1,352,000
    Jarden Corp.                              9.750%    05/01/12      1,800 M          1,980,000
    Jean Coutu Group PJC, Inc. (a)            8.500%    08/01/14      1,375 M          1,392,188
    North Atlantic Trading, Inc.              9.250%    03/01/12        940 M            921,200
    Playtex Products, Inc. (a)                8.000%    03/01/11      1,000 M          1,047,500
    Rite Aid Corp.                            9.500%    02/15/11        400 M            442,000
                                                                                 ----------------
                                                                                      11,807,144
                                                                                 ----------------
    ENERGY 7.6%
    Chesapeake Energy Corp.                   6.875%    01/15/16      1,685 M          1,714,487
    El Paso Production Holdings Co.           7.750%    06/01/13      1,000 M            987,500
    El Paso Energy Partners                   6.750%    05/15/09      1,000 M            962,500
    El Paso Energy Partners LP                8.500%    06/01/11         87 M             98,745
    Encore Acquisition Co.                    6.250%    04/15/14        495 M            487,575
    Evergreen Resources, Inc.                 5.875%    03/15/12        165 M            169,125
    Exco Resources, Inc.                      7.250%    01/15/11        225 M            237,375
    Grant Prideco, Inc.                       9.000%    12/15/09        900 M          1,003,500
    Gulfterra Energy Partners LP              6.250%    06/01/10        130 M            143,813
    Newpark Resources, Inc.                   8.625%    12/15/07      1,000 M          1,025,000
    Parker Drilling Co.                      10.125%    11/15/09        750 M            800,625
    Petroleum Geo Services ASA               10.000%    11/05/10      1,200 M          1,296,000
    Plains Exploration & Production Co.       8.750%    07/01/12        750 M            840,000
    Plains Exploration & Production Co.       8.750%    07/01/12        250 M            280,000
    Premcor Refining Group, Inc.              9.500%    02/01/13        800 M            938,000
    Premcor Refining Group, Inc.              6.750%    05/01/14        800 M            814,000
    Tesoro Petroleum Corp.                    9.625%    04/01/12      1,000 M          1,150,000
    Tri-Union Development Corp. (f)**        12.500%    06/01/06        423 M            317,250
    Tri-Union Development Corp.
      Payment-In-Kind
      Accrued Investment (f)**               12.500%    06/01/06         32 M             23,659
                                                                                 ----------------
                                                                                      13,289,154
                                                                                 ----------------
    FINANCIAL 1.5%
    Crum & Forster Holdings Corp.            10.375%    06/15/13      1,000 M          1,100,000
    Thornburg Mortgage, Inc.                  8.000%    05/15/13      1,500 M          1,537,500
                                                                                 ----------------
                                                                                       2,637,500
                                                                                 ----------------
    INDEXES 3.4%
    Dow Jones CDX (a)                         8.000%    12/29/09      6,000 M          5,932,500
                                                                                 ----------------

    MEDIA 4.5%
    American Color Graphics                  10.000%    06/15/10        825 M            705,375
    Cablevision Systems Corp. (a)             8.000%    04/15/12      1,240 M          1,277,200
    CBD Media/Finance, Inc. LLC               8.625%    06/01/11      1,250 M          1,328,125
    Cenveo Corp.                              7.875%    12/01/13        915 M            876,113
    Charter Communications Holdings           8.625%    04/01/09        550 M            440,000
    CSC Holdings, Inc.                        7.625%    04/01/11      1,000 M          1,042,500
    Emmis Operating Co.                       6.875%    05/15/12        860 M            866,450
    Mediacom LLC                              9.500%    01/15/13      1,350 M          1,329,750
                                                                                 ----------------
                                                                                       7,865,513
                                                                                 ----------------
    REAL ESTATE 1.1%
    Crescent Real Estate                      9.250%    04/15/09        840 M            926,100
    LNR Property Corp.                        7.625%    07/15/13      1,000 M          1,065,000
                                                                                 ----------------
                                                                                       1,991,100
                                                                                 ----------------
    SERVICES CYCLICAL 19.0%
    AMC Entertainment, Inc.                   9.875%    02/01/12      1,250 M          1,306,250
    Ameristar Casinos, Inc.                  10.750%    02/15/09      1,000 M          1,132,500
    Cinemark, Inc. 0% Due 03/15/14
      Steps up to 9.75% Beginning 03/15/09    0.000%    03/15/14        840 M            582,750
    Coinmach Corp.                            9.000%    02/01/10      1,000 M          1,017,500
    CP Ships Limited                         10.375%    07/15/12      1,000 M          1,143,750
    Equinox Holdings, LTD (a)                 9.000%    12/15/09      1,280 M          1,318,400
    General Maritime Corp.                   10.000%    03/15/13        855 M            962,944
    GEO Group, Inc.                           8.250%    07/15/13        300              305,250
    Gulfmark Offshore, Inc. (a)               7.750%    07/15/14        500 M            498,750
    Hammons, John Q. Hotels LP                8.875%    05/15/12      1,115 M          1,246,012
    Horizon Lines LLC (a)                     9.000%    11/01/12        300 M            316,500
    Host Marriott LP                          7.125%    11/01/13      1,000 M          1,022,500
    IMAX Corp. (a)                            9.625%    12/01/10      1,500 M          1,486,875
    Inn of the Mountain Gods Resort          12.000%    11/15/10      1,000 M          1,135,000





                                      -31-

    JohnsonDiversey Holdings, Inc. 0% Due 5/15/13
      Steps up to 10.675% Beginning 5/15/07   0.000%    05/15/13      1,000 M            817,500
    K Hovnanian Enterprises, Inc.             6.375%    12/15/14        450 M            445,500
    La Quinta Properties                      8.875%    03/15/11        400 M            446,000
    Loews Cineplex Entertainment Corp. (a)    9.000%    08/01/14        225 M            229,500
    Lyon William Homes, Inc.                  7.500%    02/15/14      1,000 M            995,000
    Mandalay Resort Group                    10.250%    08/01/07      1,000 M          1,126,250
    Marquee Holdings, Inc., Due 08/15/14
      Steps up to 12%, 8/15/2009 (a)          0.000%    08/15/14      1,500 M            886,875
    Meritage Corp.                            9.750%    06/01/11        500 M            560,000
    Mobile Mini, Inc.                         9.500%    07/01/13      1,000 M          1,115,000
    MTR Gaming Group, Inc.                    9.750%    04/01/10      1,000 M          1,095,000
    Nationsrent Cos., Inc. (a)                9.500%    10/15/10      1,000 M          1,075,000
    Norcross Safety Products LLC              9.875%    08/15/11        750 M            825,000
    Offshore Logistics, Inc.                  6.125%    06/15/13      1,000 M            995,000
    Overseas Shipholding Group                8.250%    03/15/13        750 M            814,688
    Premier Entertainment Biloxi LLC (a)     10.750%    02/01/12        910 M            957,775
    Sea Containers LTD                       10.500%    05/15/12        440 M            454,300
    Ship Finance Int'l. LTD                   8.500%    12/15/13        865 M            852,025
    Stena AB                                  7.500%    11/01/13      1,500 M          1,501,875
    Tech Olympic USA, Inc.                    7.500%    03/15/11        500 M            492,500
    United Rentals North America, Inc.        7.750%    11/15/13      1,725 M          1,612,875
    Venetian Casino Resort LLC               11.000%    06/15/10      1,000 M          1,143,750
    WCI Communities, Inc.                     9.125%    05/01/12      1,000 M          1,110,000
                                                                                 ----------------
                                                                                      33,026,394
                                                                                 ----------------
    SERVICE NON-CYCLICAL 6.3%
    Allied Waste North American, Inc.         6.500%    11/15/10        450 M            452,250
    Allied Waste North American, Inc.         7.375%    04/15/14      1,740 M          1,698,675
    Clean Harbors, Inc. (a)                  11.250%    07/15/12        550 M            574,750
    Genesis Healthcare Corp.                  8.000%    10/15/13      1,000 M          1,072,500
    Iasis Cap LLC (a)                         8.750%    06/15/14        565 M            596,075
    NeighborCare Inc.                         6.875%    11/15/13      1,125 M          1,181,250
    Omega Heathcare Invs., Inc. (a)           7.000%    04/01/14        175 M            172,375
    Pacificare Health Systems                10.750%    06/01/09        650 M            757,250
    Select Medical Corp.                      9.500%    06/15/09        998 M          1,090,315
    Service Corp. (a)                         6.750%    04/01/16        525 M            507,938
    Team Health, Inc. (a)                     9.000%    04/01/12        795 M            779,100
    Tenet Healthcare Corp. (a)                9.875%    07/01/14        925 M            968,937
    Universal Hospital Services              10.125%    11/01/11      1,030 M          1,050,600
                                                                                 ----------------
                                                                                      10,902,015
                                                                                 ----------------
    TECHNOLOGY & ELECTRONICS 2.7%
    Amkor Technologies, Inc.                  7.750%    05/15/13      1,000 M            845,000
    Celestica, Inc.                           7.875%    07/01/11        875 M            919,844
    Northern Telecom LTD.                     6.875%    09/01/23      1,000 M            900,000
    Stratus Technologies, Inc. (a)           10.375%    12/01/08      1,000 M            905,000
    Telex Communications, Inc.               11.500%    10/15/08      1,000 M          1,085,000
                                                                                 ----------------
                                                                                       4,654,844
                                                                                 ----------------
    TELECOMMUNICATIONS 6.6%
    Consolidated Communications, Inc. (a)     9.750%    04/01/12        480 M            487,200
    Dobson Communications Corp.              10.875%    07/01/10        950 M            726,750
    Fairpoint Communications, Inc.           11.875%    03/01/10      1,000 M          1,145,000
    Fairpoint Communications, Inc.           12.500%    05/01/10        800 M            860,000
    MetroPCS, Inc.                           10.750%    10/01/11      1,000 M          1,070,000
    Nextel Communications, Inc.               7.375%    08/01/15      1,000 M          1,050,000
    Nextel Partners, Inc.                     8.125%    07/01/11        750 M            785,625
    Qwest Capital Funding, Inc.               7.000%    08/03/09      1,000 M            885,000
    Qwest Corp. (a)                           7.875%    09/01/11        835 M            849,613
    RCN Corp. (f)***                         12.500%    06/30/08      1,174 M          1,203,272
    Rogers Wireless, Inc.                     9.625%    05/01/11      1,000 M          1,147,500
    Rogers Wireless, Inc.                     6.375%    03/01/14        350 M            336,875
    Rural Cellular Corp.                      9.750%    01/15/10        925 M            832,500
    Rural Cellular Corp. (a)                  8.250%    03/15/12        170 M            173,825
                                                                                 ----------------
                                                                                      11,553,160
                                                                                 ----------------

    UTILITY 2.4%
    AES Corporation                           9.500%    06/01/09        835 M            933,113
    NRG Energy, Inc. (a)                      8.000%    12/15/13        600 M            633,000
    Reliant Resources, Inc.                   9.500%    07/15/13      1,500 M          1,665,000
    Semco Energy, Inc.                        7.125%    05/15/08        500 M            520,000
    Semco Energy, Inc.                        7.750%    05/15/13        500 M            527,500
                                                                                 ----------------
                                                                                      4,278,613
                                                                                 ----------------



                                      -32-




    TOTAL BONDS                                                                      160,979,727
                                                                                 ----------------
     (Cost $153,906,708)

    ---------------------------------------------------------------------------------------------
                                                                   SHARES             VALUE
                                                                                    (Note 1)

    ---------------------------------------------------------------------------------------------
    COMMON STOCKS  0.2%

    ENTERTAINMENT 0.2%
*   IMAX Corp.                                                       54,472              279,986
                                                                                 ----------------

    OIL, & GAS  0.0%
*   Tribo Petroleum (f)                                                 500                    0
                                                                                 ----------------
    TOTAL COMMON STOCKS
     (Cost $413,849)                                                                     279,986
                                                                                 ----------------


    WARRANTS 0.1%
*   American Tower Escrow Corp. (f)                                   1,000              185,500
*   Ono Finance Plc. (a) (f)                                          1,000                   10
*   Ono Finance Plc. (a) (f)                                          1,000                   10
*   RCN Corp. (f)***                                                150,000                    0
                                                                                 ----------------
      TOTAL WARRANTS
     (Cost $76,272)                                                                      185,520
                                                                                 ----------------


    ---------------------------------------------------------------------------------------------
                                                                 PRINCIPAL AMOUNT     VALUE
                                                                  (M=$1,000)        (NOTE 1)
    ---------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 5.5%
    Repurchase agreement with State Street Bank
    dated 08/31/04 at 0.25% to be repurchased at
    $9,617,760 on 09/01/04, collaterallized by a
    $6,805,000 U.S. Treasury Bond due 08/15/20
    valued at $9,815,518.
     (Cost $9,617,693)                                                9,618  M       $ 9,617,693
                                                                                 ----------------

    TOTAL INVESTMENTS
     (Cost $164,014,522)****                                                         171,062,926

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 1.8%                                                            3,130,797
                                                                                 ----------------

    NET ASSETS                                                                     $ 174,193,723
                                                                                 ================

    ---------------------------------------------------------------------------------------------
    (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August
    31, 2004, the market value of rule 144A securities amounted to $38,457,733 or 22.1% of net assets.

    (f) Fair Valued Securities. At August 31, 2004, the market value of the Fair
    Valued Securities amounted to $1,729,701 or 1.0% of the net assets.

       * Non-income producing.

      ** Bond in default. Tri-Union Development Corp. is currently in bankruptcy proceedings in the United States District Court in Texas. We continue to accrue interest with the understanding that liquidation proceeds will be used to pay accrued interest first with the remainder going toward outstanding principal. The 12.5% Notes are effectively secured by all the Company's oil and gas reserves of 187 billion cubic feet of gas equivalent. The current market values represent the best estimate of the amount available for principal payments.

     *** Illiquid security. The RCN corporate bond and associated warrants represent a private placement investment that Evergreen Investment
         Management Company, the Fund's sub-advisor, made with RCN Corporation on August 26, 2003. From a total commitment of $1,500,000, $1,005,031 was drawn. Subsequent payment-in-kind accruals, or interest payments in additional securities, compounded on the 30th day of each calendar quarter, have increased the par amount to 1,173,924 and an amortized cost of $1,123,442 on August 31, 2004. The Fund also owns 150,000 shares of RCN Warrants at no cost. RCN is currently engaged in bankruptcy proceedings. RCN's capital structure is such that banks are senior secured with total claims of $540 million. The bonds of which the Fund owns a portion of are next, $30 million of second secured, with Evergreen controlling the whole issue. There is approximately $1 billion of unsecured claims. The Fund's bonds are believed to be adequately secured. Evergreen believes that because of the Fund's bonds position in the capital structure, and the fact that they are adequately secured by RCN's assets, albeit junior to those of the banks, they are likely to emerge from the bankruptcy with a fair value in excess of par. With that as a framework, the Sentinel Funds Pricing
         Committee, under the authority given to it by the Sentinel Funds Board of Directors, has worked closely with Evergreen to determine that the RCN corporate bonds are fairly valued at $102.500 per bond, with the warrants having no material value.

    **** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT
         AUGUST 31, 2004, UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX
         PURPOSES AGGREGATED $7,048,404 OF WHICH $8,290,626 RELATED TO
         APPRECIATED SECURITIES AND $1,242,222 RELATED TO DEPRECIATED
         SECURITIES.

   SENTINEL CAPITAL MARKETS INCOME FUND
   INVESTMENT IN SECURITIES
   at August 31,  2004
   -----------------------------------------------------------------------------
                                               Principal Amoumt       Value
                                                 (M=$1,000)         (Note 1)
   -----------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS 23.9%
   U.S. TREASURY OBLIGATIONS 3.2%
   Notes:
   2-Year
    1.625%, 04/30/05                                      400  M       $ 399,578
                                                                 ---------------

   10-year:
     4.25%, 08/15/14                                    1,800  M       1,818,564
                                                                 ---------------

   TOTAL U.S. TREASURY OBLIGATIONS                                     2,218,142
                                                                 ---------------

   U.S. GOVERNMENT AGENCY OBLIGATIONS 20.7%
   FEDERAL HOME LOAN MORTGAGE CORPORATION 11.2%
   Mortgage-Based Securities:
   30-Year:
     7%, 02/15/31                                       4,390  M       4,712,976
     4.5%, 10/01/33                                     1,630  M       1,572,808
     5%, 05/01/33                                       1,615  M       1,607,964
                                                                 ---------------
   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        7,893,748
                                                                 ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.0%
   Mortgage-Backed Securities:
   30-Year:
     7%, 02/01/32                                       1,999  M       2,126,031
                                                                 ---------------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 6.5%
   Mortgage-Backed Securities:
   30-Year:
     6%, 03/15/24                                       3,069  M       3,190,744
     5.5%, 04/15/33                                       685  M         698,941
     5.5%, 05/15/33                                       679  M         693,537
                                                                 ---------------
     TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                    4,583,222
                                                                 ---------------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           14,603,001
                                                                 ---------------

   TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $16,710,580)                                                16,821,143
                                                                 ---------------

   DOMESTIC BONDS 32.4%
   BASIC INDUSTRY 4.9%
   AK Steel Corp. 7.75%, 06/15/12                          75  M          70,875
   Borden U.S. Finance Corp. 9%, 07/15/14 (a)              50  M          51,750
   Equistar Chemical LP 10.625%, 05/01/11                 125  M         141,250
   Freeport-McMoran Copper & Gold 6.875%, 02/01/14        100  M          95,625
   Georgia-Pacific Corp. 8%, 01/15/24                     270  M         292,274
   Gerdau Ameristeel Corp. 10.375%, 07/15/11               41  M          46,740
   Graphic Packaging Int'l., Inc. 8.5%, 08/15/11          125  M         139,375
   HMP Equity Holdings Corp. 0.00%, 05/15/08              100  M          59,500
   Huntsman Advanced Materials LLC 11%, 07/15/10 (a)      250  M         286,250
   Huntsman LLC 11.5%, 07/15/12 (a)                       325  M         334,750
   Jefferson Smurfit Corp. 7.5%, 06/01/13 (a)             200  M         210,000
   Lyondell Chemical Co. 9.5%, 12/15/08                   120  M         128,850
   Massey Energy Co. 6.625%, 11/15/10                     110  M         114,400
   Nalco Co. 9%, 11/15/13 (a)                             250  M         322,863
   OM Group, Inc. 9.25%, 12/15/11                         250  M         258,750
   Oregon Steel Mills, Inc. 10%, 07/15/09                 225  M         241,875
   Seminis Vegetable Seeds, Inc. 10.25%, 10/01/13         250  M         278,750
   Stone Containers Corp. 9.75%, 02/01/11                 200  M         225,000
   United States Steel Corp. 10.75%, 08/01/08             130  M         152,897
   Wolverine Tube, Inc. 10.5%, 04/01/09                    25  M          27,500
                                                                 ---------------
                                                                       3,479,274
                                                                 ---------------
   CAPITAL GOODS 1.5%
   Ainsworth Lumber LTD 6.75%, 03/15/14 (a)               140  M         137,900
   Argo-Tech Corp. 9.25%, 06/01/11 (a)                     50  M          53,000
   Case New Holland, Inc. 9.25%, 08/01/11 (a)             200  M         222,000
   Case New Holland, Inc. 9.25%, 08/01/11 (a)              50  M          55,500
   Crown European Holdings 10.875%, 03/01/13              250  M         291,875
   Owens-Brockway Glass Container 8.875%, 02/15/09        250  M         273,125
                                                                 ---------------
                                                                       1,033,400
                                                                 ---------------
   CONSUMER CYCLICAL 4.1%
   Affinity Group, Inc. 9%, 02/15/12                      145  M         152,250
   Ames True Temper, Inc. 10%, 07/15/12 (a)               143  M         143,925
   Collins & Aikman Products 10.75%, 12/31/11              45  M          46,575
   Dana Corp. 9%, 08/15/11                                250  M         300,938
   Dura Operating Corp. 8.625%, 04/15/12                  250  M         260,625
   Friendly Ice Cream Corp. 8.375%, 06/15/12              115  M         111,550
   FTD, Inc. 7.75% 02/15/14                               250  M         245,000
   Group 1 Automotive, Inc. 8.25%, 08/15/13               200  M         212,000
   Hines Nurseries, Inc. 10.25%, 10/01/11                 250  M         263,750
   ICON Health & Fitness, Inc. 11.25%, 04/01/12           150  M         164,250
   Office Depot, Inc. 10%, 07/15/08                       200  M         236,000
   R.J. Tower Corp. 12%, 06/12/13                         250  M         228,750
   Tenneco Automotive, Inc. 10.25%, 07/15/13              240  M         279,000
   Warnaco, Inc. 8.875%, 06/15/13                         250  M         277,500
                                                                 ---------------
                                                                       2,922,113
                                                                 ---------------

   CONSUMER NON-CYCLICAL 2.3%
   Alpharma, Inc. 8.625%, 05/01/11 (a)                    200  M         201,500
   Amscan Holdings, Inc. 8.75%, 05/01/14 (a)               70  M          70,087
   Del Monte Corp. 8.625%, 12/15/12                        49  M          54,758
   Duane Reade, Inc. 9.75%, 08/01/11 (a)                  100  M         100,000
   Elizabeth Arden, Inc. 7.75%, 01/15/14                  300  M         312,000
   Jean Coutu Group 8.5%, 08/01/14 (a)                    400  M         405,000
   Michael Food, Inc. 8%, 11/15/13                         50  M          52,625
   North Atlantic Trading, Inc. 9.25%, 03/01/12           150  M         147,000
   Playtex Products, Inc. 9.375%, 06/01/11                250  M         255,313
                                                                 ---------------
                                                                       1,598,283
                                                                 ---------------
   ENERGY  3.4%
   Chesapeake Energy Corp. 6.875%, 01/15/16               230  M         234,025
   El Paso Production Holdings Co. 7.75%, 06/01/13        200  M         197,500
   Evergreen Resources, Inc. 5.875%, 03/15/12              45  M          46,125
   Exco Resources, Inc. 7.25%, 01/15/11                    40  M          42,200
   Gazprom O A O 9.625%, 03/01/13 (a)                     800  M         872,000
   Gulfterra Energy Partners LP 6.25%, 06/01/10           250  M         276,563
   Parker Drilling Co. 10.125%, 11/15/09                  200  M         213,500
   Premcor Refining Group, Inc. 6.75%, 05/01/14           250  M         254,375
   Tesoro Petroleum Corp. 9.625%, 04/01/12                250  M         287,500
                                                                 ---------------
                                                                       2,423,788
                                                                 ---------------
   FINANCIAL 0.8%
   Crum & Forster Holdings Corp. 10.375%, 06/15/13        200  M         220,000
   Novell, Inc. Convertible .5%, 07/15/24 (a)             100  M          90,125
   Thornburg Mortgage, Inc. 8%, 05/15/13                  250  M         256,250
                                                                 ---------------
                                                                         566,375
                                                                 ---------------
   FOREIGN SOVEREIGN  2.4%
   Federative Republic of Brazil 9.25%, 10/22/10          350  M         366,800
   Republic of Columbia 9.75%, 04/09/11                   396  M         451,562
   Republic of Columbia 10.75%, 01/15/13                  200  M         231,500
   Republic of Venezuela 10.75%, 09/19/13                 200  M         218,500
   Republic of Venezuela 9.375%, 01/13/34                 500  M         459,750
                                                                 ---------------
                                                                       1,728,112
                                                                 ---------------
   MEDIA  1.3%
   American Color Graphics, Inc. 10%, 06/15/10            225  M         192,375
   CBD Media/Finance, Inc. LLC 8.625%, 06/01/11           200  M         212,500
   Charter Communications Holdings LLC 8.75%, 11/15/13    250  M         247,500
   Emmis Operating Co. 6.875%, 05/15/12                   230  M         231,806
                                                                 ---------------
                                                                         884,181
                                                                 ---------------
   REAL ESTATE  0.3%
   LNR Property Corp. 7.625%, 07/15/13                    175  M         186,375
                                                                 ---------------

   SERVICE CYCLICAL  5.5%
   AMC Entertainment, Inc. 9.875%, 02/01/12               150  M         156,750
   Corrections Corp. America 7.5%, 05/01/11               150  M         158,625
   GEO Group, Inc. 8.25%, 07/15/13                        250  M         254,374
   Hammons, John Q. Hotels LP  8.875%, 05/15/12            85  M          94,988
   HMH Properties, Inc. 7.875%, 08/01/08                   80  M          82,800
   Horizon Lines LLC 9%, 11/01/12 (a)                      85  M          89,675
   Host Marriott LP 7.125%, 11/01/13                      100  M         102,250
   IMAX Corp. 9.625%, 12/01/10 (a)                        250  M         247,813
   K. Hovnanian Enterprises 6.375%, 12/15/14              125  M         123,750
   Loews Cineplex Entertainment Corp. 9%, 08/01/14 (a)     40  M          40,800
   Lyon William Homes, Inc. 7.5%, 02/15/14                250  M         248,750
   Mandalay Resort Group 10.25%, 08/01/07                 150  M         168,937
   Marquee Holdings, Inc. 12%, 08/15/14 (a)               400  M         236,500
   MTR Gaming Group, Inc. 9.75%, 04/01/10                 150  M         164,250
   Norcross Safety Products LLC 9.875%, 08/15/11          200  M         220,000
   Offshore Logistics, Inc. 6.125%, 06/15/13              250  M         248,750
   Premier Entertainment Biloxi LLC 10.75%, 02/01/12 (a)   50  M          52,625
   Sea Containers LTD 10.5%, 05/15/12                     115  M         118,738
   Ship Finance Int'l. LTD 8.5%, 12/15/13                 145  M         142,825
   Stena AB 7.5%, 11/01/13                                200  M         200,250
   Town Sports Int'l., Inc. 9.625%, 04/15/11              200  M         203,500
   United Rentals 7.75%, 11/15/13                         250  M         233,750
   Venetian Casino Resort LLC 11%, 06/15/10               250  M         285,937
                                                                 ---------------
                                                                       3,876,637
                                                                 ---------------
   SERVICE NON-CYCLICAL  2.1%
   Allied Waste North American, Inc. 7.375%, 04/15/14     475  M         463,718
   Clean Harbors, Inc. 11.25%, 07/15/12 (a)                65  M          67,925
   Iasis Healthcare, 8.75%, 06/15/14 (a)                  160  M         168,800
   Select Medical Corp. 9.5%, 06/15/09                    275  M         300,438
   Tenet Healthcare Corp. 9.875%, 07/12/14 (a)            225  M         235,688
   Universal Hospital Services 10.125%, 11/01/11          215  M         219,300
                                                                 ---------------
                                                                       1,455,869
                                                                 ---------------

   TECHNOLOGY  1.6%
   Amkor Technology, Inc. 7.75%, 05/15/13                 250  M         211,250
   Celestica, Inc. 7.875%, 07/01/11                       245  M         257,556
   Northern Telecom Cap Corp. 7.875%, 06/15/26            150  M         140,250
   Stratus Technologies, Inc. 10.375%, 12/01/08 (a)       250  M         226,250
   Telex Communications, Inc. 11.5%, 10/15/08             250  M         271,250
                                                                 ---------------
                                                                       1,106,556
                                                                 ---------------
   TELECOMMUNICATIONS  1.6%
   Centennial Communications Corp. 10.125%, 06/15/13      250  M         258,125
   Dobson Communications Corp. 10.875%, 07/01/10          150  M         114,750
   Nextel Partners, Inc. 8.125%, 07/01/11                 125  M         130,938
   Qwest Capital Funding, Inc. 7%, 08/03/09               150  M         132,750
   RCN Corp. 12.5%, 06/30/08 (f)**                        157  M         160,436
   Rogers Wireless, Inc. 6.375%, 03/01/14 (a)             250  M         240,625
   Rural Cellular Corp. 9.75%, 01/15/10                   125  M         112,500
                                                                 ---------------
                                                                       1,150,124
                                                                 ---------------
   UTILITIES  0.6%
   NRG Energy, Inc. 8%, 12/15/13 (a)                      150  M         158,250
   Reliant Resources, Inc. 9.5%, 07/15/13                 225  M         249,750
                                                                 ---------------
                                                                         408,000
                                                                 ---------------
   TOTAL DOMESTIC BONDS
    (Cost $22,236,260)                                                22,819,087
                                                                 ---------------

   FOREIGN BONDS 10.2%
   AUSTRALIA 0.8%
   Commonwealth of Australia 10%, 10/15/07            400,000 (A)        320,280
   Commonwealth of Australia 7.5%, 09/15/09           300,000 (A)        231,022
                                                                 ---------------
                                                                         551,301
                                                                 ---------------
   CANADA 2.8%
   Canada Government 5.75%, 09/01/06                  920,000 (C)        736,840
   Canada Housing Trust 4.4%, 03/15/08                200,000 (C)        155,712
   Canada Government 5.25%, 06/01/12                  700,000 (C)        561,113
   Canada Government 8%, 06/01/23                     500,000 (C)        517,102
                                                                 ---------------
                                                                       1,970,767
                                                                 ---------------
   DENMARK 0.9%
   Realkredit Danmark 4%, 01/01/08                  3,525,000 (D)        592,379
                                                                 ---------------

   NEW ZEALAND 1.9%
   New Zealand Government 8%, 11/15/06              1,980,000 (Z)      1,347,954
                                                                 ---------------

   NORWAY 0.9%
   Norwegian Government 6%, 05/16/11                4,000,000 (N)        649,625
                                                                 ---------------

   SWEDEN 1.4%
   Sweden Government 8%, 08/15/07                   1,600,000 (S)        241,370
   Sweden Government 6.5%, 05/05/08                 5,000,000 (S)        735,110
                                                                 ---------------
                                                                         976,480
                                                                 ---------------
   UNITED KINGDOM 1.5%
   U.K. Treasury Stock 4.5%, 03/07/07                 600,000 (B)      1,075,250
                                                                 ---------------

   TOTAL FOREIGN BONDS
    (Cost $6,992,777)                                                  7,163,756
                                                                 ---------------


(A)  Principal amount denominated in Australian Dollars.
(B)  Principal amount denominated in British Pounds.
(C)  Principal amount denominated in Canadian Dollars.
(D)  Principal amount denominated in Danish Krone.
(N)  Principal amount denominated in Norwegian Krone.
(S)  Principal amount denominated in Swedish Krona.
(Z)  Principal amount denominated in New Zealand Dollars.

   -----------------------------------------------------------------------------
                                                   Shares                Value
                                                                       (Note 1)
   -----------------------------------------------------------------------------
   COMMON STOCKS 26.7%
   CONSUMER DISCRETIONARY  2.0%
*  99 Cents Only Stores                                10,529            136,351
   Best Buy Co., Inc.                                   2,000             93,040
   Clear Channel Communications                         4,147            138,966
   Disney (Walt) Co.                                    6,400            143,680
   Home Depot, Inc.                                     4,500            164,520
*  IMAX Corp.                                           7,302             37,532
*  Kohls Corp.                                          4,200            207,816
   Lowe's Cos.,  Inc.                                   1,464             72,761
*  Office Depot, Inc.                                  10,000            160,100
   Talbots, Inc.                                        3,182             85,309
   Target Corp.                                         3,712            165,481
   Triarc Cos., Inc.                                      869              9,420
                                                                 ---------------
                                                                       1,414,976
                                                                 ---------------
   CONSUMER STAPLES  2.3%
   Altria Group, Inc.                                   5,418            265,211
   Coca Cola Co.                                        3,800            169,898
   CVS  Corp.                                           4,600            184,000
   General Mills, Inc.                                  4,300            203,175
   H.J. Heinz Co.                                       4,000            151,640
   Kimberly-Clark Corp.                                 1,150             76,705
   Loews Corp. - Carolina Group                         5,000            123,400
   PepsiCo, Inc.                                        2,500            125,000
   Proctor & Gamble Co.                                 2,000            111,940
   Sara Lee                                             6,543            144,797
   Wal Mart Stores, Inc.                                2,000            105,340
                                                                 ---------------
                                                                       1,661,106
                                                                 ---------------
   ENERGY  2.8%
   BP PLC-Sponsored (ADR)                              10,511            564,441
   Apache Corp.                                         2,300            102,787
   ChevronTexaco Corp.                                  3,255            317,363
   ConocoPhillips                                       3,924            292,063
   Exxon Mobil Corp.                                    7,500            345,750
   Occidental Petroleum Corp.                           2,500            129,125
   Schlumberger Ltd.                                    3,500            216,300
                                                                 ---------------
                                                                       1,967,829
                                                                 ---------------
   FINANCIALS  7.0%
   ACE Ltd.                                             4,700            181,185
   A.G. Edwards, Inc.                                   4,500            156,510
   American Express Co.                                 3,000            150,060
   American Financial Realty Trust                      7,716            108,410
   American Int'l. Group                                2,675            190,567
   Assured Guaranty Ltd.                               13,600            218,008
   Bank of America Corp.                                5,712            256,926
   Bank of New York, Inc.                               4,459            132,878
   Boston Properties, Inc.                              2,500            138,700
   Capital One Financial Corp.                          2,000            135,520
   Chicago Mercantile Exchange Holdings                 1,000            133,130
   Chubb Corp.                                          1,440             97,934
   Citigroup, Inc.                                     11,185            520,996
   Federal National Mortgage Association                4,137            308,000
   Federated Investors, Inc.                            5,000            144,250
   Global Signal, Inc.                                  3,996             87,912
   Hartford Financial Services                          3,000            183,480
   JP Morgan Chase                                     10,834            428,810
   Merrill Lynch                                        3,389            173,076
   Moneygram International, Inc.                        6,000            100,200
   Morgan Stanley                                       2,340            118,708
   PMI Group, Inc.                                      2,500            103,825
   Rayonier, Inc.                                       3,534            163,872
   St. Paul Travelers Cos., Inc.                        4,000            138,760
   U.S. Bancorp                                         6,000            177,000
   Washington Mutual, Inc.                              5,606            217,681
   Wells Fargo & Co.                                    2,754            161,798
                                                                 ---------------
                                                                       4,928,196
                                                                 ---------------

   HEALTH CARE  2.5%
   Abbott Labs                                          3,000            125,070
   Amerisourcebergen Corp.                              2,200            119,020
   Baxter Int'l., Inc.                                  5,000            152,700
   Bristol -Myers Squibb Co.                           10,800            256,284
   Johnson & Johnson                                    1,860            108,066
   Merck & Co., Inc.                                    5,200            233,844
   Pfizer, Inc.                                         9,900            323,433
   Schering Plough Corp.                               10,628            196,193
*  St. Jude Medical, Inc.                               1,500            100,875
   Wyeth                                                3,000            109,710
                                                                 ---------------
                                                                       1,725,195
                                                                 ---------------
   INDUSTRIALS  3.4%
*  AGCO Corp.                                           4,900             97,951
   Allete, Inc.                                         7,410            200,515
   Caterpillar, Inc.                                    1,900            138,130
   Deere & Co.                                          3,300            208,791
   General Electric Co.                                10,935            358,558
*  Heidrick & Struggles Int'l.                            753             20,075
   Honeywell Int'l., Inc.                               3,596            129,384
*  Laidlaw Int'l., Inc.                                14,000            219,800
   Lockheed Martin                                      4,900            263,522
   Masco Corp.                                          3,500            112,455
*  Navistar Int'l. Corp.                                2,175             77,822
   Oshkosh Truck Corp.                                  2,333            118,890
   Paccar, Inc.                                         1,876            112,916
   Southwest Airlines                                  13,400            198,588
   United Parcel Service, Inc.                          2,000            146,100
                                                                 ---------------
                                                                       2,403,497
                                                                 ---------------
   INFORMATION TECHNOLOGY  1.5%
*  Cadence Design Systems, Inc.                        15,400            191,422
*  Citrix Systems, Inc.                                 9,200            146,372
*  Corning, Inc.                                        7,145             72,307
   Microsoft Corp.                                     11,906            325,033
*  Oracle Corp.                                        34,000            338,980
                                                                 ---------------
                                                                       1,074,114
                                                                 ---------------
   MATERIALS  2.1%
   Air Products & Chemicals, Inc.                       3,900            204,282
   Alcoa, Inc.                                          4,500            145,710
   Dow Chemical Co.                                     5,000            214,050
*  GrafTech Int'l., Ltd.                               31,033            330,812
   Lyondell Chemical                                    6,033            118,790
   Massey Energy Co.                                    3,030             83,386
   MeadWestvaco Corp.                                   3,589            108,208
   PPG Industries, Inc.                                 3,000            179,310
   Weyerhaeuser Co.                                     2,000            125,020
                                                                 ---------------
                                                                       1,509,568
                                                                 ---------------
   TELECOMMUNICATION SERVICES 1.2%
*  Nextel Partners, Inc. - Class A                      9,500            136,990
   SBC Communications, Inc.                             5,100            131,529
   Sprint Corp. - FON Group                             8,000            157,440
   Verizon Communications                               7,500            294,374
*  Western Wireless Corp.                               4,700            117,923
                                                                 ---------------
                                                                         838,257
                                                                 ---------------
   UTILITIES  1.9%
   American Electric Power                              6,000            196,380
*  Aquila Inc.                                         18,000             53,100
   Cinergy Corp.                                        5,000            202,400
   Dominion Resources, Inc.                             2,474            160,538
   Entergy Corp.                                        1,804            108,781
   Exelon Corp.                                         3,000            110,550
   FirstEnergy Corp.                                    5,000            201,200
   FPL Group, Inc.                                      1,500            103,800
   TXU Corp.                                            4,617            192,206
                                                                 ---------------
                                                                       1,328,955
                                                                 ---------------
   TOTAL COMMON STOCKS
    (Cost $18,079,715)                                                18,851,692
                                                                 ---------------

   PREFERRED STOCKS 1.4%
   FINANCIALS 0.5%
   Genworth Financial                                   5,725            163,163
   Marshall & Ilsley Corp.                              4,000            107,000
   XL Captial Ltd.                                      5,000            118,900
                                                                 ---------------
                                                                         389,063
                                                                 ---------------
   HEALTH CARE 0.5%
   Anthem, Inc.                                         3,300            305,910
   Schering Plough Corp.                                2,000            103,220
                                                                 ---------------
                                                                         409,130
                                                                 ---------------
   INDUSTRIALS  0.3%
   General Motors Corp.                                 7,000            194,880
                                                                 ---------------

   UTILITIES 0.1%
   Aquila, Inc.                                         1,200             35,400
                                                                 ---------------

   TOTAL PREFERRED STOCKS
    (Cost $986,171)                                                    1,028,473
                                                                 ---------------

   WARRANTS 0.0%
*  RCN Corp. (f)**
    (Cost $0.00)                                       20,000              --
                                                                 ---------------

   -----------------------------------------------------------------------------
                                               Principal Amoumt       Value
                                                 (M=$1,000)         (Note 1)
   -----------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 4.4%
    Repurchase agreement with State Street Bank
    dated 08/31/04 at 0.25% to be repurchased at
    $3,092,929 on 09/01/04, collaterallized by a
    $2,190,000 U.S. Treasury Bond due 08/15/20
    valued at $3,158,852.
    (Cost $3,092,908)                               3,093  M           3,092,908
                                                                 ---------------
   TOTAL INVESTMENTS
    (Cost $68,098,411)***                                             69,777,058

   EXCESS OF OTHER ASSETS
    OVER LIABLITIES 1.0%                                                 691,011
                                                                 ---------------
   NET ASSETS                                                        $70,468,069
                                                                 ===============


   -----------------------------------------------------------------------------

    (A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATIONS, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT AUGUST 31, 2004, THE MARKET VALUE OF RULE 144A SECURITIES AMOUNTED TO $5,321,601 OR 7.6% OF NET ASSETS.

    (F) FAIR VALUED SECURITIES. AT AUGUST 31, 2004, THE MARKET VALUE OF THE FAIR VALUED SECURITIES AMOUNTED TO $160,436 OR 0.2% OF THE NET ASSETS.

      *  NON-INCOME PRODUCING.

     ** ILLIQUID SECURITY. The RCN corporate bond and associated warrants represent a private placement investment that Evergreen Investment Management Company, the Fund's sub-advisor, made with RCN Corporation on August 26, 2003. From a total commitment of $200,000, $134,004 was drawn. Subsequent payment-in-kind accruals, or interest payments in additional securities, compounded on the 30th day of each calendar quarter, have increased the par amount to 156,523 and an amortized cost of $149,793 on August 31, 2004. The Fund also owns 20,000 shares of RCN Warrants at no cost. RCN is currently engaged in bankruptcy proceedings. RCN's capital structure is such that banks are senior secured with total claims of $540 million. The bonds of which the Fund owns a portion of are next, $30 million of second secured, with Evergreen controlling the whole issue. There is approximately $1 billion of unsecured claims. The Fund's bonds are believed to be adequately secured. Evergreen believes that because of the Fund's bonds position in the capital structure, and the fact that they are adequately secured by RCN's assets, albeit junior to those of the banks, they are likely to emerge from the bankruptcy with a fair value in excess of par. With that as a framework, the Sentinel Funds Pricing Committee, under the authority given to it by the Sentinel Funds Board of Directors, has worked closely with Evergreen to determine that the RCN corporate bonds are fairly valued at $102.500 per bond, with the warrants having no material value.

     *** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT
         AUGUST 31, 2004 NET UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $1,678,647 OF WHICH $2,731,084 RELATED TO APPRECIATED SECURITIES AND $1,052,437 RELATED TO DEPRECIATED SECURITIES.

    (ADR) - AMERICAN DEPOSITORY RECEIPT

    -------------------------------------------------------------------------------------------------------

    AT AUGUST 31, 2004, THE CAPITAL MARKETS INCOME FUNDS HAD THE FOLLOWING
    FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING:

                                                    VALUE OF      VALUE OF       MARKET       UNREALIZED
                                                   CONTRACT       CONTRACT      VALUE OF     APPRECIATION/
                                     LOCAL        WHEN OPENED    WHEN OPENED    CONTRACTS   (DEPRECIATION)
    CONTRACT DESCRIPTION           CURRENCY    (LOCAL CURRENCY) (US DOLLARS)  (US DOLLARS)  (US DOLLARS)
    -------------------------------------------------------------------------------------------------------
    CONTRACTS TO BUY
     Australian Dollar                 AUD          115,000        81,503       80,605          (898)
     New Zealand Dollar                NZD          217,000       136,289      141,279         4,990
    NET UNREALIZED GAIN/(LOSS)                                                                 4,092
                                                                                       --------------

    CONTACTS TO SELL
      Australian Dollar                AUD          280,000      (200,704)    (196,255)        4,449
      Euro                             EUR          500,000      (601,760)    (608,621)       (6,861)
      New Zealand Dollar               NZD          650,000      (413,296)    (423,185)       (9,889)
    NET UNREALIZED GAIN/(LOSS)                                                               (12,301)
                                                                                       --------------

    TOTAL NET UNREALIZED
      GAIN/(LOSS)                                                                             (8,209)
                                                                                       ==============

    -------------------------------------------------------------------------------------------------------


SENTINEL BOND FUND
INVESTMENT IN SECURITIES
at August 31, 2004
--------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL AMOUNT  VALUE
                                             Coupon       Maturity      (M=$1,000)   (Note 1)
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 70.4%
U.S. TREASURY OBLIGATIONS 7.7%
Notes:
10-year:                                       4.25%       08/15/14     7,000 M       $ 7,070,000
                                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS 62.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION 17.1%
Collateralized Mortgage Obligations:
 FHR 2438 NB                                   6.50%       04/15/32     5,500 M         5,897,430
                                                                                     -------------
Mortgage-Backed Securities:
30-year:
FHLMC C00553                                   7.00%       09/01/27     1,126 M         1,204,688
FHLMC A17338                                   4.50%       10/01/33     2,329 M         2,246,886
FHLMC A12017                                   5.50%       08/01/33     3,278 M         3,340,482
FHLMC A15113                                   6.00%       10/01/33     2,823 M         2,937,010
                                                                                     -------------
                                                                                        9,729,066
                                                                                     -------------
TOTAL FEDERAL HOME LOAN
 MORTGAGE CORPORATION                                                                  15,626,496
                                                                                     -------------

Federal National Mortgage Association 39.9%
Collateralized Mortgage Obligations:
 FNR 2003-5 PJ                                 6.00%       10/25/21     2,000 M         2,103,380
 FNR 2002-73 PE                                5.50%       10/25/31     1,000 M         1,026,640
 FNR 2003-123 NC                               6.00%       06/25/33     2,500 M         2,586,350
                                                                                     -------------
                                                                                        5,716,370
                                                                                     -------------
Mortgage-Backed Securities:
15-Year:
FNMA 511845                                    8.50%       05/01/10        47 M            49,721
FNMA 704942                                    4.50%       05/01/18     4,246 M         4,255,179
FNMA 771398                                    5.00%       11/01/18     2,755 M         2,813,143
FNMA 709882                                    5.50%       06/01/18     1,125 M         1,167,438
FNMA 742055                                    5.00%       01/01/19     1,448 M         1,477,906
FNMA 771162                                    5.00%       01/01/19     5,724 M         5,845,340
                                                                                     -------------
                                                                                       15,608,727
                                                                                     -------------
20-Year:
FNMA 251212                                   10.00%       05/01/17        52 M            58,811
FNMA 251185                                   10.00%       06/01/17       105 M           117,793
FNMA 726367                                    5.50%       04/01/23     2,477 M         2,550,797
                                                                                     -------------
                                                                                        2,727,401
                                                                                     -------------
30-Year:
FNMA 564419                                    7.00%       01/01/27     1,912 M         2,053,611
FNMA 788150                                    6.00%       03/01/32     3,186 M         3,321,623
FNMA 774445                                    5.50%       03/01/34     2,925 M         2,979,202
FNMA 786096                                    5.50%       07/01/34     2,197 M         2,234,703
FNMA 786605                                    6.00%       08/01/34     1,625 M         1,686,247
                                                                                     -------------
                                                                                       12,275,386
                                                                                     -------------
TOTAL FEDERAL NATIONAL
 MORTGAGE ASSOCIATION                                                                  36,327,884
                                                                                     -------------



                                      -40-


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 5.7%
Mortgage-Backed Securities:
30-year:
GNMA 102852                                   13.00%       10/15/13       227                 265
GNMA 2548M                                     7.00%       02/20/28     1,999 M         2,136,769
GNMA 544637                                    6.00%       02/15/34     2,980 M         3,098,312
                                                                                     -------------
TOTAL GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION                                                                   5,235,346
                                                                                     -------------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                               57,189,726
                                                                                     -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                                     -------------
(Cost $63,638,822)                                                                     64,259,726
                                                                                     -------------

BONDS 29.0%
AUTOMOTIVE 6.2%
Daimler Chrysler                               4.75%       01/15/08     1,000 M         1,032,500
Ford Motor Co.                                 7.45%       07/16/31     1,500 M         1,475,625
General Motors                                 7.20%       01/15/11     1,000 M         1,063,750
General Motors                                8.375%       07/15/33     1,000 M         1,066,250
Visteon Corp.                                  7.00%       03/10/14     1,000 M           980,000
                                                                                     -------------
                                                                                        5,618,125
                                                                                     -------------
CONSUMER PRODUCTS & SERVICES 3.7%
Cadbury Schweppes  (a)                        5.125%       10/01/13     1,000 M         1,016,250
Coca Cola Bottling Co.                         5.00%       11/15/12       500 M           503,125
Coors Brewing Co.                             6.375%       05/15/12       250 M           275,938
Corning, Inc.                                  5.90%       03/15/14       500 M           489,375
Kraft Foods, Inc.                              5.25%       10/01/13       500 M           510,000
Kroger Co.                                     6.75%       04/15/12       500 M           558,125
                                                                                     -------------
                                                                                        3,352,813
                                                                                     -------------
ENERGY 1.7%
Duke Energy Corp.                             5.625%       11/30/12       500 M           520,625
Pacific Gas & Electric                         6.05%       03/01/34     1,000 M         1,007,500
                                                                                     -------------
                                                                                        1,528,125
                                                                                     -------------
FINANCIAL INSTITUTIONS 2.7%
Archstone-Smith Operations Trust              5.625%       08/15/14       500 M           517,500
Boeing Capital Corp.                           6.50%       02/15/12     1,000 M         1,116,250
Genworth Financial, Inc.                       6.50%       06/15/34       750 M           801,562
                                                                                     -------------
                                                                                        2,435,312
                                                                                     -------------

INDEX 4.9%
Targeted Return Index Security (a)            6.668%       08/15/08     4,200 M         4,488,750
                                                                                     -------------

INSURANCE 0.6%
Allstate Corp.                                 5.00%       08/15/14       500 M           502,500
                                                                                     -------------



                                      -41-


MEDIA 2.4%
AOL Time Warner, Inc.                         6.875%       05/01/12     1,000 M         1,115,000
Viacom, Inc.                                  5.625%       08/15/12       500 M           525,625
Walt Disney Co.                                7.00%       03/01/32       500 M           558,750
                                                                                     -------------
                                                                                        2,199,375
                                                                                     -------------
METAL-ALUMINUM 1.2%
Alcan, Inc.                                    6.45%       03/15/11     1,000 M         1,121,250
                                                                                     -------------

REAL ESTATE 1.1%
Duke Realty LP                                 5.40%       08/15/14       500 M           506,250
Simon Property LP 144A (a)                    5.625%       08/15/14       500 M           510,625
                                                                                     -------------
                                                                                        1,016,875
                                                                                     -------------

TELECOMMUNICATIONS 4.5%
AT&T Broadband Corp.                          8.375%       03/15/13       212 M           256,785
AT&T Wireless Corp.                           8.125%       05/01/12       500 M           602,500
Cingular Wireless                              6.50%       12/15/11       250 M           276,250
Comcast Corp.                                  5.50%       03/15/11     1,000 M         1,041,250
Cox Communications                             7.75%       11/01/10     1,000 M         1,108,750
Sprint Capital Corp.                          7.625%       01/30/11       750 M           863,438
                                                                                     -------------
                                                                                        4,148,973
                                                                                     -------------
TOTAL BONDS
 (Cost $24,479,341)                                                                    26,412,098
                                                                                     -------------

TOTAL INVESTMENTS
 (Cost $88,118,163)*                                                                   90,671,824

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.6%                                                                   544,661
                                                                                     -------------
Net Assets                                                                           $ 91,216,485
                                                                                     =============

--------------------------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August 31, 2004, the market value of rule 144A securities amounted to $6,015,625 or 6.6% of net assets.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT AUGUST 31,
  2004 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
  $2,553,661 OF WHICH $2,761,945 RELATED TO APPRECIATED SECURITIES AND $208,284
  RELATED TO DEPRECIATED SECURITIES.


TAX-FREE INCOME FUND
INVESTMENT IN SECURITIES
at August 31,  2004
-----------------------------------------------------------------------------------------------------------
                                                                             Principal Amount  Value
                                              Coupon    Maturity                (M=$1,000)    (Note 1)
-----------------------------------------------------------------------------------------------------------
BONDS 96.4%

ALABAMA 1.8%
Birmingham, AL Ref Wts                            5%, 07/01/08 (AMBAC)            1,000 M      $ 1,094,510
                                                                                              -------------

ARIZONA  1.3%
Arizona School Facs Brd Ctfs                      5%, 09/01/09 (FGIC)               750 M          831,203
                                                                                              -------------


CALIFORNIA 9.8%
California State Var Purp                         5%, 02/01/23                    1,000 M        1,028,930
Foothill/Eastern California Toll Prerefunded      6.5%, 01/01/32                  3,500 M        3,877,475
Sacramento, CA City Fin. Auth.                    5.5%, 12/01/10 (AMBAC)          1,000 M        1,149,330
                                                                                              -------------
                                                                                                 6,055,735
                                                                                              -------------

CONNECTICUT  1.3%
Connecticut State G/O                             5%, 12/15/09                      700 M          775,117
                                                                                              -------------


DISTRICT OF COLUMBIA 2.5%
DC Revenue-A-World Wildlife                       6%, 07/01/16 (AMBAC)            1,310 M        1,518,971
                                                                                              -------------

FLORIDA 6.3%
Orange County Healthcare A                        6.25%, 10/01/13 (MBIA)          1,060 M        1,291,451
Orange County Housing Finance Authority           5.65%, 12/01/17                 2,455 M        2,573,110
                                                                                              -------------
                                                                                                 3,864,561
                                                                                              -------------

IDAHO 0.0%
Idaho Housing Agency Series D-1                   8%, 01/01/20                       15 M           15,412
                                                                                              -------------

ILLINOIS 7.8%
Illinois State Sales Tax Revenue                  6%, 06/15/12                    2,180 M        2,533,225
Illinois State Sales Tax Revenue                  6.5%, 06/15/13                  1,000 M        1,184,360
McHenry Cnty., IL Cmnty., Prerefunded             5.85% 01/01/16                    770 M          858,635
McHenry Cnty., IL Cmnty., Unrefunded              5.85% 01/01/17                    230 M          255,302
                                                                                              -------------
                                                                                                 4,831,522
                                                                                              -------------

KANSAS 0.0%
City of Lenexa Series A - Mtg. Rev.               8.4%, 05/01/15                      5 M            5,006
                                                                                              -------------

KENTUCKY 1.3%
Kentucky State Ppty. & Bldgs.                     5.5%, 08/01/07 (FSA)              750 M          820,515
                                                                                              -------------

MASSACHUSETTS 1.9%
Massachusetts State G/O                           6%, 08/01/09 (FGIC)             1,000 M        1,153,290
                                                                                              -------------

MICHIGAN  5.0%
Michigan Municipal Auth. Rev. Prerefunded         5.25%, 12/01/13                 2,000 M        2,244,980
Michigan State Bldg. Authority Rev.               5%, 10/15/09 (FSA)                750 M          829,635
                                                                                              -------------
                                                                                                 3,074,615
                                                                                              -------------

MISSISSIPPI 1.8%
Mississippi State G/O                             5.25%, 09/01/07                 1,000 M        1,088,220
                                                                                              -------------

MISSOURI 4.8%
Kansas City, MO  School Dist. Bldg.               5%, 02/01/07 (FGIC)             2,000 M        2,141,000
Missouri State G/O                                5%, 08/01/08                      780 M          857,407
                                                                                              -------------
                                                                                                 2,998,407
                                                                                              -------------



                                      -43-


NEBRASKA 1.9%
Omaha Public Power District                       6.15%, 02/01/12                 1,000 M        1,161,300
                                                                                              -------------

NEW JERSEY 1.9%
New Jersey Transit Ser. B. Prerefunded            6%, 12/15/15 (MBIA)             1,000 M        1,187,000
                                                                                              -------------

NEW YORK 16.1%
New York, NY G/O                                  5.75%, 02/01/08                   465 M          498,699
New York, NY G/O Unrefunded                       5.75%, 02/01/08                   335 M          356,350
New York State Dorm. Authority                    5%, 07/01/10                    1,000 M        1,116,360
New York State Dorm. Authority                    5.25%, 11/15/23                 1,650 M        1,819,917
New York State Dorm. Mental Health Services       6%, 08/15/16                    2,800 M        3,333,680
New York State Twy. Authority, Rev. Bds.          5.1%, 04/01/08                    500 M          541,630
New York State Urban Dev. Corp.                   5.5% 01/01/14 (FSA)             1,000 M        1,153,640
New York State Urban Dev. Corp.                   5.25%, 01/01/10 (FSA)           1,000 M        1,116,770
                                                                                              -------------
                                                                                                 9,937,046
                                                                                              -------------

NORTH CAROLINA 0.8%
Charlotte, North Carolina G/O                     5%, 02/01/23                      500 M          519,465
                                                                                              -------------

PENNSYLVANIA 5.2%
Pennsylvania State G/O                            6.25%, 07/01/11                 2,000 M        2,375,420
Pennsylvania State Ind. Dev. Auth Econ            5.5%, 07/01/21                    750 M          829,365
                                                                                              -------------
                                                                                                 3,204,785
                                                                                              -------------

PUERTO RICO 1.1%
Puerto Rico Comwlth. Pub. Impt.                   5.125%, 07/01/30                  580 M          652,512
                                                                                              -------------

TENNESSEE 5.7%
Lawrenceburg, TN Electrical Revenue               6.625%, 07/01/18 (MBIA)         1,910 M        2,424,363
Memphis Tennessee Elec. Sys.                      5%, 12/01/07 (FSA)              1,000 M        1,085,870
                                                                                              -------------
                                                                                                 3,510,233
                                                                                              -------------

TEXAS 3.6%
Mansfield Texas Indpt. School Dist. G/O           5%, 02/15/12                      995 M        1,102,430
North Central Texas Health                        6.25%, 05/15/10                 1,000 M        1,144,260
                                                                                              -------------
                                                                                                 2,246,690
                                                                                              -------------

VERMONT 5.7%
Vermont Education & Health Bldgs. Fin.            5.375%, 01/01/23                1,165 M        1,137,716
Vermont Education & Health Bldgs. Fin.            5.5%, 07/01/18                  2,295 M        2,399,836
                                                                                              -------------
                                                                                                 3,537,552
                                                                                              -------------
VIRGINIA 1.8%
University, VA                                    4.5%, 06/01/08                    500 M          538,115
Virginia State G/O                                5%, 06/01/08                      500 M          548,720
                                                                                              -------------
                                                                                                 1,086,835
                                                                                              -------------
WASHINGTON 7.0%
Seatte, WA Water System Rev.                      4.5%, 09/01/09 (MBIA)           2,820 M        3,047,461
Washington State G/O                              6.2%, 03/01/11                  1,220 M        1,430,743
                                                                                              -------------
                                                                                                 4,478,204
                                                                                              -------------
TOTAL BONDS
 (Cost $56,102,572)                                                                             59,648,706
                                                                                              -------------



                                      -44-


-----------------------------------------------------------------------------------------------------------
                                                                               Shares          Value
                                                                                              (Note 1)
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 2.6%
BlackRock Provident Institutional
Municipal Funds
(Cost $1,600,000)                                                             1,600,000          1,600,000
                                                                                              -------------

Total Investments
(Cost $57,702,573)                                                                              61,248,706

EXCESS OF OTHER ASSETS
 OVER LIABILITIES 1.0%                                                                             637,068
                                                                                              -------------

NET ASSETS                                                                                    $ 61,885,774
                                                                                              =============

-----------------------------------------------------------------------------------------------------------
*Cost for federal income tax purposes is substantially similar. At August 31,
2004, net unrealized appreciation for federal income tax purposes aggregated
$3,546,133 of which
 $3,613,755 related to appreciated securities and $67,622 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
(AMBAC) - Guaranteed by AMBAC Indemnity Corp
(ETM) - Escrowed to Maturity
(FGIC) - Guaranteed by Financial Guaranty Insurance Co
(FSA) - Guaranteed by Financial Security Assurance Inc
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
G/O - General Obligation Bond


SENTINEL NEW YORK TAX-FREE INCOME FUND
INVESTMENT IN SECURITIES
at August 31, 2004
-------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT  VALUE
                          Coupon   Maturity                   (M=$1,000)    (Note 1)
-------------------------------------------------------------------------------------
BONDS 95.5%
NEW YORK 85.6%
Albany New York Parking Authority Revenue
                            5.125%, 07/15/10                     650 M     $ 694,174

City University New York Certificate of Participation
                            5.75%, 08/15/05                      300 M       311,544

Coxsackie Athens New York Central School District
                            5.5%, 06/15/13 (FSA)                 260 M       286,179

Dutchess County, NY G/O
                            5%, 06/15/17                         325 M       337,448

Mahopac Central School District
                            5.1%, 6/01/13 (FSA)                  500 M       548,935

Metro Transportation Authority
                            5% , 04/01/10 (FGIC)                 150 M       164,507
                            5.75%, 07/01/13                      250 M       285,625
                            5.5%, 11/15/13 (AMBAC)               500 M       581,040
                            5.25%, 04/01/21 (MBIA)               750 M       852,023
                            5%, 04/01/23 (FGIC)                  250 M       281,492
                            5.125%, 01/01/29                     500 M       509,160

Monroe County G/O
                            6%, 03/01/14                         250 M       291,542

Monroe County Industrial Dev. Agency
                            5.375%, 04/01/29                     510 M       504,829

Monroe Woodbury Central School Dist.
                            5.625%, 05/15/22 (MBIA)              250 M       271,935

New York State Municipal Bond Bank Agency Series C
                            5.25%, 12/01/10                      375 M       417,060

New York City Municipal Water Fin. Auth.
                            5%, 06/15/12                         210 M       230,267
                            5.875%, 06/15/25 (MBIA)              500 M       522,710

New York, NY G/O Series B
                            5.75%, 08/01/11                      300 M       339,570

New York, NY G/O Series H
                            5.375%, 08/01/09 (FGIC)               75 M        82,047

New York, NY G/O Series K
                            5.625%, 08/01/13                     350 M       384,405

New York, NY Transitional  Fin. Auth.
                            5.375%, 05/01/14                   1,000 M     1,107,990



                                      -46-


New York State Dorm. Authority Revenue
       4201 Schools Program
                            5%, 07/01/10                         250 M       274,438
       City University System
                            5.625%, 07/01/16                     250 M       288,483
                            5.375%, 07/01/25  (AMBAC) (P/R)      200 M       210,642
       College and University Revenue
                            5%, 07/01/22                         250 M       259,122
                            5.25%, 11/15/23                      500 M       551,490
       Memorial Sloan Kettering Cancer Center
                            5.5%, 07/01/23 (MBIA)                500 M       574,060
       Mental Health Services
                            5.7%, 08/15/09                       245 M       267,511
                            5.7%, 08/15/09 (P/R)                   5 M         5,542
                            5.5%, 08/15/17                       590 M       630,899
                            5.5%, 08/15/17 (P/R)                  10 M        11,036
       Nursing Home-Hebrew Home
                            5.625%, 02/01/17                      35 M        36,748
       Saint Johns Univ.
                            5.25%, 07/01/18  (MBIA)              205 M       218,924
       School District Financing Program
                            5.75%, 10/01/17 (MBIA)               750 M       868,395
       State University Education Facility
                            5.5%, 05/15/09                       500 M       550,325
       Wyckoff Heights Medical Ctr.
                            5.3%, 08/15/21                       250 M       258,955

New York State Environmental Facilities
                            5.75%, 01/15/13                      245 M       262,294
                            5.75%, 01/15/13 (P/R)                  5 M         5,381
                            4.9%, 06/15/11                       150 M       162,682

New York State Environmental Water Revenue
                            5.75%, 06/15/11                      160 M       187,030
                            5.75%, 06/15/11                      295 M       344,837
                            5.75%, 06/15/11                       45 M        52,362


New York State Local Gov't. Assistance Corp.
                            5.375%, 04/01/16  (AMBAC)            300 M       324,837

New York State Mortgage Agency Revenue Bonds
                            5.375%, 10/01/17                     500 M       520,090

New York State Power Authority
                            5.3%, 11/15/19                     1,000 M     1,041,310

New York State Thruway Auth. Service Contract
                            5.25%, 01/01/09                      500 M       545,875
                            5.25%, 04/01/10 (FGIC)               500 M       559,555
                            6.25%, 04/01/14                      200 M       209,828




                                      -47-


New York State Urban Development Corp.
                            6%, 01/01/15 (AMBAC)                 485 M       558,123
                            5%, 01/01/17                         750 M       816,878
                            5.5%, 01/01/14 (FSA)                 500 M       576,820
                            5.5%, 3/15/20 (FGIC)                 500 M       557,590
                            5.7%, 4/01/20                        250 M       289,740
                            5%, 3/15/23                          500 M       516,830

New York State Various P Series C
                            5.125%, 06/15/13                     100 M       108,310

North Hempstead, NY G/O
                            6%, 07/15/15 (FGIC)                  500 M       582,880

Rondout Valley Central School District G/O
                            3%, 03/01/08 (FGIC)                  660 M       675,424

Saint Lawrence University
                            5.625%, 07/01/13 (MBIA)              250 M       262,848

Suffolk County, NY Judicial Svc. Agreement
                            5.75%, 10/15/13 (AMBAC)              500 M       574,695

34th Street Partnership, Inc.
                            5%, 01/01/16                       1,090 M     1,174,497

                            4.75%, 01/01/19 (P/R)                195 M       211,744

                                                                          25,133,512
                                                                          -----------
PUERTO RICO  9.9%
Puerto Rico Childrens Trust Fund
                            6%, 07/01/26 (P/R)                   900 M     1,051,191

Puerto Rico Commonwealth
                            5.375%, 07/01/21 (MBIA)              255 M       282,081
                            5.4%, 07/01/25                       300 M       324,876
                            5.125%, 07/01/2030                   305 M       343,131

Puerto Rico Commonwealth Highway & Trans. Auth.
                            5.75%, 07/01/16 (MBIA)               500 M       583,035

Puerto Rico Ind'l. Tourist Ed'l. Med. & Envir. Ctl. Facs.
                            5%, 10/01/22 (MBIA)                  300 M       313,266

                                                                          -----------
                                                                           2,897,580
                                                                          -----------
TOTAL BONDS
  (Cost $26,565,205)*                                                     28,031,092
                                                                          -----------


--------------------------------------------------------------------------------
                                                        Shares       Value
                                                                    (Note 1)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 3.2%
BlackRock New York Money Market Institutional Class
  (Cost $950,000)                                        950,000         950,000
                                                                   -------------

TOTAL INVESTMENTS
 (Cost $27,515,205)*                                                  28,981,092

EXCESS OF OTHER ASSETS
 OVER LIABILITIES 1.3%                                                   385,365
                                                                   -------------

NET ASSETS                                                           $29,366,457
                                                                   =============

* Cost for federal income tax purposes is substantially similar. At August 31, 2004, net unrealized appreciation for federal income tax purposes aggregated $1,465,887 of which, $1,501,713 related to appreciated securities and $35,826 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
(AMBAC) - Guaranteed by AMBAC Indemnity Corp
(FGIC) - Guaranteed by Financial Guaranty Insurance Co
(FSA) - Guaranteed by Financial Security Assurance, Inc.
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
(P/R) - Prerefunded
G/O - General Obligation Bond


SENTINEL GOVERNMENT SECURITIES FUND
INVESTMENT IN SECURITIES
at August 31, 2004
--------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL AMOUNT    VALUE
                                               Coupon     Maturity    (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 99.1%
U.S. TREASURY OBLIGATIONS 10.7%
Notes:
10-year:                                         4.25%     8/15/14     11,000 M      $ 11,110,000
                                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS 88.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION 22.1%
Collateralized Mortgage Obligations:
FHR 2438 NB                                       6.5%     4/15/32      5,647 M         6,055,117
FHR 2807 VC                                       6.0%     6/15/34      3,500 M         3,728,655
                                                                                     -------------
                                                                                        9,783,772
                                                                                     -------------
Mortgage-Backed Securities:
15-Year:
FHLMC 730243                                        9%      4/1/06          9 M             9,592
                                                                                     -------------

30-Year:
FHLMC 252153                                       11%     11/1/09          1 M             1,020
FHLMC 170141                                       11%      9/1/15          6 M             7,314
FHLMC 532545                                       11%      9/1/15          5 M             5,361
FHLMC 170147                                       11%     11/1/15          5 M             5,523
FHLMC 360017                                       11%     11/1/17          2 M             2,191
FHLMC 544457                                       11%     12/1/17         16 M            18,116
FHLMC C67544                                        7%      1/1/29      1,725 M         1,852,121
FHLMC A12017                                      5.5%      8/1/33      3,278 M         3,340,482
FHLMC A15113                                      6.0%     10/1/33      1,882 M         1,958,006
FHLMC A17338                                      4.5%     10/1/33      4,192 M         4,044,395
FHLMC A20187                                        5%      3/1/34      1,917 M         1,904,166
                                                                                     -------------
                                                                                       13,138,695
                                                                                     -------------
TOTAL FEDERAL HOME LOAN
  Mortgage Corporation                                                                 22,932,059
                                                                                     -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION 50.5%
Collateralized Mortgage Obligations:
FNR 02-5 PJ                                       6.0%    10/25/21      3,000 M         3,155,070
FNR 02-73 PE                                      5.5%    10/25/31      3,000 M         3,079,920
FNR 03-123 NC                                     6.0%     6/25/33      4,000 M         4,138,160
                                                                                     -------------
                                                                                        7,218,080
                                                                                     -------------
Mortgage-Backed Securities:
10-Year:
FNMA 556247                                         7%     10/1/10        231 M           245,101
                                                                                     -------------

15-Year:
FNMA 704942                                       4.5%      5/1/18      4,857 M         4,867,925
FNMA 771162                                         5%      1/1/19      4,293 M         4,384,005
FNMA 771160                                       5.5%      1/1/19      2,592 M         2,689,567
                                                                                     -------------
                                                                                       11,941,497
                                                                                     -------------
20- Year:
FNMA 251808                                        10%      4/1/18         59 M            66,503
FNMA 252206                                         6%      1/1/19        105 M           109,450
FNMA 573745                                       6.5%      8/1/20        111 M           117,856
                                                                                     -------------
                                                                                          293,809
                                                                                     -------------
30-Year:
FNMA 2109                                        9.25%     10/1/09         52 M            57,762
FNMA 177567                                      7.75%      8/1/22        170 M           184,947
FNMA 411886                                      7.50%      9/1/23        921 M           995,686
FNMA 426830                                         8%     11/1/24        244 M           269,626
FNMA 556747                                         7%      5/1/29      1,231 M         1,318,453
FNMA 622534                                         3%      9/1/31      1,161 M           996,998
FNMA 622539                                         5%      9/1/31      2,221 M         2,208,080
FNMA 604975                                       5.5%      9/1/31        512 M           522,864
FNMA 621577                                       6.5%      1/1/32      4,656 M         4,926,690
FNMA 634193                                       7.0%      2/1/32      1,800 M         1,929,177
FNMA 788150                                       6.0%      3/1/32      3,885 M         4,049,832
FNMA 707312                                         5%      6/1/33      3,753 M         3,737,689
FNMA 738887                                       5.5%     10/1/33      1,567 M         1,595,596
FNMA 758523                                       5.5%      3/1/34      3,066 M         3,122,743
FNMA 763534                                         6%      2/1/34      3,457 M         3,586,433
                                                                                     -------------
                                                                                       29,502,576
                                                                                     -------------
TOTAL FEDERAL NATIONAL
  Mortgage Association                                                                 52,356,133
                                                                                     -------------



                                      -49-


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 15.8%
Mortgage-Backed Securities:
15-Year:
GNMA II 3197                                        7%     2/20/17        251 M           266,914
                                                                                     -------------

20-Year:
GNMA 623177                                       6.5%     8/15/23        970 M         1,031,141
                                                                                     -------------

30-Year:
GNMA 2548M                                        7.0%     2/20/28      1,999 M         2,136,769
GNMA 506805                                       6.5%     6/15/29        837 M           885,849
GNMA 572061                                       5.5%     8/15/33      3,090 M         3,156,383
GNMA 593737                                       5.5%     9/15/33      1,160 M         1,184,546
GNMA 593781                                       5.5%    12/15/33      1,985 M         2,028,117
GNMA 544637                                       6.0%     2/15/34      2,980 M         3,098,312
GNMA 606242                                         6%     4/15/34      1,320 M         1,371,939
GNMA 606239                                       5.5%     4/15/34      1,170 M         1,194,405
                                                                                     -------------
                                                                                       15,056,320
                                                                                     -------------
TOTAL GOVERNMENT NATIONAL
  Mortgage Association                                                                 16,354,375
                                                                                     -------------

Total U.S. Government Agency Obligations                                               91,642,567
                                                                                     -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $101,636,485)                                                                  102,752,567

Excess of Other Assets
  OVER LIABILITIES 0.9%                                                                   880,825
                                                                                     -------------

Net Assets                                                                           $103,633,392
                                                                                     =============


---------------------------------------------------------------------------------------------------
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR AT AUGUST 31,
  2004 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
  $1,116,082 OF WHICH $1,355,592 RELATED TO APPRECIATED SECURITIES AND $239,510
  RELATED TO DEPRECIATED SECURITIES.

SENTINEL SHORT MATURITY GOVERNMENT FUND
INVESTMENT IN SECURITIES
AT AUGUST 31, 2004
-----------------------------------------------------------------------------
                                           PRINCIPAL AMOUNT      VALUE
                        Coupon   Maturity     (M=$1,000)     (Note 1)
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 99.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION 44.0%
Collateralized Mortgage Obligations:
FHR 2496 BA              5.00%   11/15/15            1,022 M     $ 1,031,219
FHR 2420 MC              6.00%   02/15/17            9,584 M       9,971,323
FSPC T-2 A               7.00%   01/25/21               43 M          43,694
FHR 1764 G               6.00%   12/15/24            5,471 M       5,755,084
FHR 2347 LA              5.75%   08/15/31            6,407 M       6,533,036
FHR 2332 ZH              7.00%   07/15/31           11,687 M      12,334,146
                                                            -----------------
                                                                  35,668,502
                                                            -----------------
Mortgage-Backed Securities:
10- Year:
FHLMC E75462             6.00%   03/01/09              517 M         548,170
FHLMC G10993             6.00%   09/01/09            1,630 M       1,727,583
FHLMC E83548             6.00%   05/01/11              262 M         277,962
FHLMC E85491             6.50%   09/01/11              738 M         789,680
FHLMC E88621             5.50%   03/01/12              776 M         815,029
FHLMC E88437             5.50%   03/01/12              754 M         791,706
FHLMC G11271             5.50%   05/01/12              922 M         969,176
FHLMC E89815             5.50%   05/01/12              689 M         723,802
FHLMC E89586             5.50%   05/01/12              726 M         763,192
FHLMC E93390             5.50%   07/01/12              379 M         398,046
FHLMC E91504             5.50%   09/01/12              795 M         834,492
FHLMC E91428             5.50%   09/01/12              499 M         524,459
FHLMC E91150             5.50%   09/01/12              802 M         842,301
FHLMC E91152             5.50%   09/01/12              505 M         529,777
FHLMC E93347             5.50%   12/01/12              805 M         845,644
FHLMC E86837             6.00%   01/01/12            2,367 M       2,505,852
FHLMC E89226             6.00%   04/01/12              872 M         923,512
FHLMC E89227             6.00%   04/01/12            1,388 M       1,469,076
FHLMC E89229             6.00%   04/01/12            1,177 M       1,246,238
FHLMC E89583             6.00%   05/01/12            1,517 M       1,605,134
FHLMC E89668             6.00%   05/01/12            1,500 M       1,587,893
FHLMC E89015             6.50%   04/01/12              968 M       1,036,264
FHLMC E94029             5.50%   02/01/13            2,185 M       2,293,685
FHLMC E94026             5.50%   02/01/13            5,491 M       5,734,208
FHLMC B10204             5.50%   10/01/13            1,113 M       1,153,609
FHLMC B10950             5.50%   11/01/13            1,154 M       1,196,105
FHLMC G11560             5.50%   04/01/14            5,328 M       5,543,965
                                                            -----------------
                                                                  37,676,560
                                                            -----------------
15-Year:
FHLMC 730026             9.50%   12/01/04                3 M           2,689
FHLMC B00212             8.50%   03/01/05              248               253
FHLMC B00688             9.00%   09/01/05                1 M           1,190
FHLMC B00673             9.50%   11/01/05                2 M           2,092
FHLMC 380093            10.00%   07/01/05                1 M           1,509
FHLMC E62359             9.00%   09/01/06               11 M          11,242
FHLMC E00109 (GOLD)      8.50%   06/01/07                3 M           3,040
FHLMC G10394             9.00%   01/01/07               17 M          17,212
FHLMC G10453             9.00%   06/01/07               11 M          11,725
FHLMC E44248             6.00%   01/01/08               62 M          64,448
FHLMC E49168             6.00%   07/01/08              100 M         105,634
FHLMC E54549             6.50%   09/01/08               53 M          56,651
FHLMC E47837             7.00%   03/01/08              204 M         211,816
FHLMC E49621             7.00%   07/01/08              207 M         220,048
FHLMC E47607             8.00%   02/01/08               17 M          17,985
FHLMC E63961             5.50%   03/01/09               24 M          24,400
FHLMC E00292             6.50%   04/01/09               72 M          76,049
FHLMC G10330             7.00%   01/01/10              286 M         303,393
FHLMC E61405             7.00%   08/01/10              256 M         272,043
FHLMC M30104             5.50%   01/01/11                9 M           9,243
FHLMC M30120             5.50%   05/01/11              134 M         141,344
FHLMC M30121             5.50%   05/01/11              257 M         270,451
FHLMC G10516             6.00%   05/01/11               82 M          86,991
FHLMC E20237             6.00%   05/01/11               96 M         100,792
FHLMC M30123             6.50%   07/01/11              288 M         308,617
FHLMC E62686             7.00%   01/01/11              454 M         482,253
FHLMC E00422             7.00%   03/01/11              179 M         190,504
FHLMC E00436             7.00%   06/01/11               75 M          80,146
FHLMC E64484             7.00%   06/01/11               18 M          19,119
FHLMC F70014             7.50%   09/01/11              288 M         306,739
FHLMC E72904             8.00%   11/01/11               97 M         103,351
FHLMC F70015             8.00%   12/01/11              255 M         273,115
FHLMC E91065             5.50%   08/01/12              724 M         754,092

FHLMC E68301             5.50%   11/01/12              327 M         340,109
FHLMC E69127             6.00%   03/01/12              435 M         459,088
FHLMC G10749             6.00%   10/01/12              254 M         267,337
FHLMC G10705             6.50%   08/01/12              992 M       1,056,382
FHLMC G11228             6.50%   12/01/12              336 M         359,669
FHLMC G10654             7.00%   02/01/12              707 M         750,714
FHLMC E94628             5.00%   02/01/13            2,646 M       2,733,667
FHLMC E00546             5.50%   03/01/13              570 M         593,617
FHLMC M30171             5.50%   06/01/13              102 M         106,674
FHLMC E00593             5.50%   11/01/13              409 M         425,264
FHLMC E68799             6.00%   02/01/13              308 M         324,708
FHLMC E69523             6.00%   04/01/13              499 M         526,048
FHLMC G11077             6.00%   10/01/13              240 M         252,788
FHLMC E72131             6.50%   08/01/13              445 M         473,314
FHLMC G11135             6.50%   08/01/13              987 M       1,052,119
FHLMC E72178             6.50%   09/01/13              339 M         360,925
FHLMC G11257             5.50%   01/01/14              955 M         996,267
FHLMC E82965             5.50%   12/01/14              556 M         579,471
FHLMC E83900             6.00%   01/01/14              278 M         293,565
FHLMC E80767             6.00%   06/01/14              225 M         236,971
FHLMC G11562             6.00%   12/01/14           22,276 M      23,466,344
FHLMC E75793             6.50%   01/01/14               27 M          28,250
FHLMC G10965             7.50%   10/01/14              184 M         195,487
FHLMC E82128             7.00%   03/01/15              694 M         736,412
FHLMC E00843             8.00%   04/01/15               98 M         105,319
FLHLMC G11184            5.50%   09/01/16           11,185 M      11,589,328
FHLMC E88357             6.50%   03/01/17              715 M         761,079
FHLMC G11585             7.00%   02/01/17            2,482 M       2,633,625
                                                            -----------------
                                                                  56,234,717
                                                            -----------------
20-Year:
FHLMC C90035             6.50%   11/01/13              612 M         651,206
FHLMC D94982             7.00%   04/01/16              316 M         340,228
FHLMC C90234             6.00%   10/01/18            1,933 M       2,021,374
FHLMC D94230             7.50%   10/01/19              668 M         721,811
FHLMC G30239             7.00%   08/01/21            3,326 M       3,560,694
                                                            -----------------
                                                                   7,295,313
                                                            -----------------
30-Year:
FHLMC 181614             7.00%   08/01/06                5 M           4,824
FHLMC G80175             7.25%   04/17/06              182 M         186,252
FHLMC 140826             6.50%   11/01/07                7 M           6,916
FHLMC 181753             7.00%   02/01/07                1 M           1,099
FHLMC 160024             8.00%   06/01/07               76 M          79,394
FHLMC 274386             8.25%   07/01/07               34 M          34,940
FHLMC 530139             7.50%   06/01/08               55 M          57,062
FHLMC 303385             7.50%   08/01/08               14 M          14,046
FHLMC 184331             7.75%   11/01/08               10 M          10,629
FHLMC 141758             8.00%   10/01/08               42 M          42,581
FHLMC 160040             8.75%   03/01/08               31 M          33,346
FHLMC 160054             9.25%   07/01/08               34 M          36,999
FHLMC 181285             7.50%   03/01/09               35 M          37,527
FHLMC 254499             7.75%   06/01/09               44 M          46,184
FHLMC 181339             8.00%   06/01/09               12 M          13,078
FHLMC 181586             8.00%   12/01/09               22 M          23,259
FHLMC 555131             8.25%   12/01/09               57 M          59,998
FHLMC 303073             8.50%   03/01/09              104 M         110,984
FHLMC 160081            10.25%   06/01/09                3 M           3,459
FHLMC 141001             7.75%   09/01/16               54 M          55,478
FHLMC 141161             7.75%   04/01/17               64 M          69,304
FHLMC 302609             8.00%   08/01/17               95 M         103,847
FHLMC 307583             8.00%   08/01/17               57 M          60,608
FHLMC G00100             8.00%   02/01/23               51 M          55,470
FHLMC C00701             6.50%   01/01/29            5,842 M       6,170,342
                                                            -----------------
                                                                   7,317,626
                                                            -----------------
Total Federal Home Loan Mortgage Corporation                     144,192,718
                                                            -----------------

Federal National Mortgage Association 50.1%
Mortgage-Backed Securities:
7-Year Balloon:
FNMA 437901              5.50%   12/01/04               68 M          67,920
                                                            -----------------
10-Year:
FNMA 251418              7.00%   11/01/07               38 M          39,226
FNMA 251892              6.00%   07/01/08              306 M         322,524
FNMA 252173              6.50%   11/01/08              473 M         502,290
FNMA 252268              5.50%   01/01/09              528 M         552,546
FNMA 545071              5.50%   07/01/09              967 M       1,010,921
FNMA 252387              6.00%   04/01/09              246 M         260,725
FNMA 252635              6.00%   07/01/09              455 M         481,587
FNMA 527272              6.00%   08/01/09              179 M         189,244
FNMA 252723              6.50%   08/01/09              570 M         607,164
FNMA 252652              7.00%   05/01/09               62 M          65,570
FNMA 514046              7.00%   10/01/09              256 M         272,080
FNMA 516230              8.00%   08/01/09              560 M         596,637
FNMA 253539              6.50%   10/01/10              146 M         155,546
FNMA 556752              7.00%   02/01/10              451 M         479,548
FNMA 253329              7.50%   05/01/10              583 M         621,352
FNMA 253362              7.50%   05/01/10              395 M         420,419
FNMA 253507              7.50%   09/01/10              502 M         534,512
FNMA 253472              7.50%   09/01/10              659 M         702,378
FNMA 254082              5.50%   10/01/11              469 M         492,160
FNMA 254119              5.50%   11/01/11              690 M         724,919
FNMA 254163              5.50%   12/01/11            1,003 M       1,053,541
FNMA 253819              6.00%   05/01/11               40 M          42,550
FNMA 599310              6.00%   07/01/11              129 M         136,619
FNMA 600249              6.00%   08/01/11              281 M         297,004
FNMA 595729              6.00%   09/01/11            1,653 M       1,749,727
FNMA 609190              6.00%   09/01/11              247 M         261,014
FNMA 619198              6.00%   12/01/11              316 M         334,369
FNMA 571228              6.50%   01/01/11              674 M         715,109
FNMA 603547              6.50%   09/01/11              234 M         249,428
FNMA 595730              6.50%   09/01/11              327 M         348,368
FNMA 254076              6.50%   10/01/11              436 M         463,813
FNMA 254113              6.50%   11/01/11              436 M         464,289
FNMA 254226              5.50%   02/01/12            3,456 M       3,628,926
FNMA 633905              5.50%   03/01/12              753 M         790,049
FNMA 644268              5.50%   04/01/12              244 M         255,774
FNMA 254470              5.50%   09/01/12            2,896 M       3,039,328
FNMA 254507              5.50%   10/01/12            2,739 M       2,838,410
FNMA 254542              5.50%   11/01/12            4,142 M       4,346,254
FNMA 254585              5.50%   12/01/12            2,534 M       2,659,356
FNMA 254274              6.00%   03/01/12              682 M         721,363
FNMA 254315              6.00%   04/01/12            1,397 M       1,472,835
FNMA 649455              6.00%   05/01/12            1,090 M       1,153,707
FNMA 254369              6.00%   06/01/12            1,104 M       1,168,544
FNMA 679981              6.00%   06/01/12              486 M         515,038
FNMA 254456              6.00%   08/01/12            3,183 M       3,368,856
FNMA 254488              6.00%   09/01/12            1,735 M       1,836,065
FNMA 254399              6.50%   06/01/12            2,660 M       2,833,206
FNMA 254427              6.50%   07/01/12            4,699 M       5,002,630
FNMA 254457              6.50%   07/01/12              834 M         888,192
FNMA 254882              5.00%   08/01/13              280 M         291,441
FNMA 254698              6.50%   01/01/13              922 M         981,590
                                                            -----------------
                                                                  52,938,743
                                                            -----------------

15-Year:
FNMA 748755              5.50%   11/01/08            1,062 M       1,109,964
FNMA 203866              6.50%   02/01/08              216 M         229,040
FNMA 124899              7.00%   06/01/08              206 M         218,826
FNMA 263203              6.00%   01/01/09            1,413 M       1,490,909
FNMA 272016              6.00%   02/01/09            1,008 M       1,064,128
FNMA 271323              6.00%   02/01/09              353 M         372,866
FNMA 267890              6.50%   04/01/09              236 M         251,808
FNMA 278385              6.50%   04/01/09               80 M          85,341
FNMA 282079              6.50%   05/01/09               54 M          57,594
FNMA 552988              6.50%   06/01/09              441 M         468,644
FNMA 351627              6.50%   09/01/09              688 M         730,661
FNMA 250055              7.00%   05/01/09              132 M         140,698
FNMA 328089              7.25%   08/01/09              153 M         158,502
FNMA 250441              6.50%   12/01/10              175 M         185,934
FNMA 303882              7.00%   07/01/10              268 M         285,067
FNMA 321104              7.00%   09/01/10              265 M         281,131
FNMA 321199              7.00%   09/01/10              184 M         195,897
FNMA 321573              7.00%   09/01/10                5 M           5,276
FNMA 324087              7.00%   09/01/10               74 M          78,206
FNMA 324199              7.00%   09/01/10              114 M         120,726
FNMA 325432              7.00%   09/01/10               93 M          98,510
FNMA 313758              7.00%   11/01/10               54 M          56,235
FNMA 511846              9.00%   01/01/10               32 M          33,023
FNMA 343822              6.00%   04/01/11              397 M         419,051
FNMA 338450              6.00%   05/01/11              276 M         290,984
FNMA 545539              6.00%   06/01/11              897 M         945,811
FNMA 368198              6.00%   12/01/11              125 M         132,108
FNMA 303943              6.50%   06/01/11              506 M         538,547
FNMA 250613              6.50%   07/01/11              235 M         250,056
FNMA 250781              6.50%   12/01/11               86 M          91,162
FNMA 367201              6.50%   12/01/11              143 M         153,243
FNMA 303902              7.00%   05/01/11              120 M         127,712
FNMA 349980              7.00%   06/01/11              121 M         128,290
FNMA 367202              7.00%   12/01/11              213 M         227,525
FNMA 371330              6.00%   02/01/12               75 M          79,406
FNMA 390784              6.00%   05/01/12              158 M         166,429
FNMA 374083              6.50%   03/01/12               74 M          79,393
FNMA 370468              7.00%   01/01/12              152 M         162,689
FNMA 251300              7.00%   08/01/12              192 M         203,912
FNMA 576800              8.50%   01/01/12               65 M          68,528
FNMA 426453              5.50%   10/01/13              565 M         588,394
FNMA 313990              6.00%   02/01/13              720 M         759,245
FNMA 421249              6.00%   03/01/13              973 M       1,024,870
FNMA 251759              6.00%   05/01/13              141 M         148,873
FNMA 433884              6.00%   07/01/13              164 M         172,319
FNMA 323215              6.00%   07/01/13            1,494 M       1,574,249
FNMA 252061              6.00%   10/01/13            1,232 M       1,298,317
FNMA 449683              6.00%   11/01/13              459 M         483,114
FNMA 323388 6%           6.00%   11/01/13            1,374 M       1,447,524
FNMA 454968              6.00%   12/01/13              462 M         486,400
FNMA 596145              6.50%   06/01/13              164 M         168,795
FNMA 433301              6.50%   07/01/13            1,422 M       1,512,726
FNMA 512520              7.00%   07/01/13              702 M         744,824
FNMA 446787              5.50%   01/01/14            1,296 M       1,350,101
FNMA 447881              5.50%   01/01/14              482 M         502,315
FNMA 496015              5.50%   04/01/14              304 M         316,286
FNMA 528088              5.50%   05/01/14              727 M         757,976
FNMA 576789              5.50%   06/01/14              300 M         313,266
FNMA 536814              5.50%   06/01/14            1,262 M       1,315,542
FNMA 555839              5.50%   12/01/14           14,631 M      15,239,056
FNMA 493421              6.00%   04/01/14              233 M         245,095
FNMA 484819              6.00%   04/01/14            2,570 M       2,705,534
FNMA 522559              6.00%   06/01/14            5,730 M       6,039,748
FNMA 549031              6.50%   01/01/14              243 M         259,084
FNMA 535634              5.50%   08/01/15           10,111 M      10,531,182
FNMA 768628              5.50%   09/01/15              996 M       1,035,970
FNMA 619191              6.50%   12/01/15            2,014 M       2,142,136
FNMA 630985              7.00%   09/01/15            1,330 M       1,412,509
FNMA 594601              8.50%   10/01/15              158 M         172,111
FNMA 535777              5.50%   03/01/16            1,080 M       1,123,790
FNMA 545298              5.50%   11/01/16              884 M         917,260
FNMA 545300              5.50%   11/01/16           16,840 M      17,477,181
FNMA 614920              5.50%   12/01/16            1,027 M       1,065,949
FNMA 663227              6.00%   03/01/16            1,162 M       1,225,276
FNMA 574598              6.00%   05/01/16              986 M       1,037,057
FNMA 594602              9.00%   01/01/16               94 M         102,307
FNMA 792797              5.50%   04/01/17            1,556 M       1,621,097
FNMA 789281              5.50%   08/01/17            3,770 M       3,922,729
FNMA 617272              6.00%   01/01/17            9,078 M       9,546,040
FNMA 671380              6.00%   11/01/17              632 M         664,126
FNMA 679165              5.50%   02/01/18              688 M         713,610
                                                            -----------------
                                                                 105,947,815
                                                            -----------------

20-Year:
FNMA 190659              7.00%   02/01/14              730 M         786,451
FNMA 190697              7.00%   03/01/14              963 M       1,036,891
FNMA 251716             10.50%   03/01/18               59 M          66,142
                                                            -----------------
                                                                   1,889,484
                                                            -----------------
30-Year:
FNMA 180416              8.00%   05/01/05                1 M             980
FNMA 19953               7.75%   10/01/06               26 M          26,798
FNMA 21349               8.00%   12/01/06               11 M          10,956
FNMA 111330              7.50%   09/01/07               39 M          40,306
FNMA 58241               7.50%   12/01/07               68 M          70,876
FNMA 13481               7.75%   05/01/08               29 M          30,350
FNMA 8213                8.00%   01/01/08               74 M          77,742
FNMA 151964              8.00%   03/01/08               17 M          17,415
FNMA 44045               8.00%   06/01/08               49 M          51,906
FNMA 176044              8.50%   09/01/08               36 M          38,796
FNMA 141789              8.25%   02/01/09               60 M          63,143
FNMA 10134               8.75%   08/01/09               27 M          29,567
FNMA 439                 9.00%   06/01/09               19 M          20,780
FNMA 23                  8.50%   08/01/11               19 M          19,982
FNMA 510095              8.50%   09/01/11              135 M         143,458
FNMA 366221              9.50%   03/01/11              153 M         170,216
FNMA 401612              7.00%   05/01/12              154 M         159,038
FNMA 81692               8.00%   09/01/12              143 M         150,477
FNMA 124871              7.00%   05/01/13              537 M         574,689
FNMA 20497               8.75%   07/01/13               20 M          22,232
FNMA 44046               7.50%   02/01/14               45 M          47,002
FNMA 454727             10.50%   01/01/16              132 M         149,129
FNMA 626664              6.00%   04/01/17              624 M         656,697
FNMA 49584               8.25%   09/01/17               70 M          76,604
FNMA 454720              7.00%   06/01/19               47 M          50,255
FNMA 479421              7.00%   09/01/21              271 M         290,892
FNMA 175123              7.45%   08/01/22              159 M         172,042
FNMA 207530              8.25%   04/01/22               39 M          43,358
                                                            -----------------
                                                                   3,205,686
                                                            -----------------
Total Federal National Mortgage Association                      164,049,648
                                                            -----------------

Government National Mortgage Association 5.6%
Collateralized Mortgage Obligations:
GNR 97-8 PN              7.50%   05/16/27            1,810 M       1,933,013
                                                            -----------------
Mortgage-Backed Securities:
15-Year:
GNMA 293554              9.75%   08/15/05               48 M          49,472
GNMA 780306              9.00%   11/15/06                3 M           3,281
GNMA 780395              7.00%   12/15/07               55 M          57,000
GNMA 342810              7.00%   12/15/07               53 M          55,556
GNMA 1785                9.00%   02/20/07                1 M           1,137
GNMA 364469              6.00%   11/15/08               92 M          97,314
GNMA 352121              6.50%   08/15/08               33 M          35,215
GNMA 342744              6.50%   08/15/08              126 M         133,782
GNMA 326462 6.5%         6.50%   10/15/08              261 M         277,236
GNMA 370871              6.50%   10/15/08              114 M         121,466
GNMA 348052              7.00%   03/15/08               32 M          34,235
GNMA 364447 7%           7.00%   03/20/08               80 M          85,238
GNMA 339490              7.00%   04/15/08               14 M          14,727
GNMA 343534              7.50%   01/15/08               42 M          44,819
GNMA 339464              8.00%   01/15/08               50 M          53,463
GNMA 354532              6.00%   01/15/09               80 M          84,685
GNMA 345594              6.00%   03/15/09               90 M          94,631
GNMA 366674              6.00%   03/15/09              105 M         110,738
GNMA 388287              6.00%   03/15/09              134 M         140,811
GNMA 355866              6.00%   04/15/09              125 M         131,501
GNMA 360238              6.00%   04/15/09              105 M         111,176
GNMA 366773              6.00%   04/15/09              139 M         146,868
GNMA 371934              6.00%   04/15/09               99 M         103,954
GNMA 375876              6.00%   04/15/09              104 M         109,344
GNMA 378884              6.00%   04/15/09               91 M          95,843
GNMA 385492              6.00%   04/15/09              153 M         160,815
GNMA 780635              6.00%   06/15/09              859 M         904,853
GNMA 780303              6.50%   02/15/09              126 M         133,553
GNMA 391659              6.50%   04/15/09              451 M         481,175
GNMA 780369              7.00%   09/15/09              196 M         208,849
GNMA 415068              6.00%   01/15/11               49 M          51,827
GNMA 2354                9.00%   11/20/11                4 M           4,114
GNMA 780659              7.50%   08/15/12               45 M          48,084
GNMA 780759              6.50%   04/15/13              820 M         874,896
GNMA 462328              6.50%   04/15/13              665 M         709,177
GNMA 456869              6.50%   05/15/13               31 M          32,921
GNMA II 2542             7.00%   01/20/13              283 M         300,306
GNMA 349029              7.00%   04/15/13               30 M          32,100
GNMA 780859              7.50%   09/15/13               55 M          58,398
GNMA 780978              6.50%   02/15/14            4,917 M       5,245,310
GNMA 781461              6.50%   02/15/15            2,364 M       2,522,504
GNMA 489953              6.00%   12/15/16              157 M         166,280
                                                            -----------------
                                                                  14,128,654
                                                            -----------------
20-Year:
GNMA 234073              9.25%   12/15/07                5 M           5,187
GNMA 248682              9.75%   06/15/10               26 M          29,244
GNMA 628440              7.00%   04/15/24            2,040 M       2,192,067
                                                            -----------------
                                                                   2,226,498
                                                            -----------------
30-Year:
GNMA 7149                7.75%   05/15/05                4 M           4,008
GNMA 18324               8.00%   07/15/07               59 M          62,492
GNMA 90189               9.00%   05/15/09                8 M           9,033
GNMA 91758              10.00%   11/15/09                6 M           6,406
GNMA 495                10.00%   02/20/16                1 M             961
                                                            -----------------
                                                                      82,900
                                                            -----------------
Total Government National Mortgage Association                    18,371,065
                                                            -----------------

 Total U.S. Government Agency Obligations
 (Cost $322,719,609)                                             326,613,431

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.3%                                            1,086,095
                                                            -----------------

NET ASSETS                                                     $ 327,699,526
                                                            =================


*Cost for federal income tax purposes is substantially similar. At August 31, 2004 unrealized appreciation for federal income tax purposes aggregated $3,893,822 of which $4,035,190 related to appreciated securities and $141,368 related to depreciated securities.

The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

SENTINEL U.S. TREASURY MONEY MARKET FUND
INVESTMENT IN SECURITIES
AT AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                  Principal Amount      Value
                  Coupon   Maturity                  (M=$1,000 )       (Note 1)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 95.6%
U.S. Treasury Bill 1.315%, 09/02/04                   8,900M         $ 8,899,675
U.S. Treasury Bill 1.175%, 09/02/04                  12,000M          11,999,608
U.S. Treasury Bill 1.365%, 09/09/04                   5,200M           5,198,423
U.S. Treasury Bill 1.35%, 09/09/04                      600M             599,820
U.S. Treasury Bill 1.165%, 09/09/04                  10,000M           9,997,411
U.S. Treasury Bill 1.31%, 09/16/04                    9,000M           8,995,087
U.S. Treasury Bill 1.325%, 09/16/04                   8,800M           8,795,142
U.S. Treasury Bill 1.31%, 09/16/04                      600M             599,673
U.S. Treasury Bill 1.295%, 09/23/04                   1,700M           1,698,655
U.S. Treasury Bill 1.23%, 09/23/04                    4,700M           4,696,467
U.S. Treasury Bill 1.23%, 09/30/04                    5,700M           5,694,352
U.S. Treasury Bill 1.25%, 10/07/04                    7,000M           6,991,250
U.S. Treasury Bill 1.38%, 10/21/04                    4,000M           3,992,333
U.S. Treasury Bill 1.38%, 10/28/04                   10,000M           9,978,150
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Amortized Cost $88,136,046)                                        88,136,046
                                                                  --------------

--------------------------------------------------------------------------------
                                                       Shares            Value
                                                                        (Note 1)
--------------------------------------------------------------------------------
U.S. TREASURY INSTITUTIONAL FUNDS 4.3%
BlackRock Funds
 T-Fund                                                  855,000         855,000
Federated Funds
 Treasury Obligations Fund IS -  #68                   3,135,000       3,135,000
                                                                     -----------
 (Amortized Cost $3,990,000)                                           3,990,000
                                                                     -----------

TOTAL INVESTMENTS
(Amortized Cost $92,126,046)*                                         92,126,046

EXCESS OF OTHER ASSETS
   OVER LIABILITIES 0.1%                                                  77,855
                                                                     -----------

NET ASSETS                                                           $92,203,901
                                                                     ===========

* Also cost for federal income tax purposes.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. For the Sentinel International Equity Fund, Fair Value adjustments to foreign market closing prices determined by an independent pricing service are used every business day. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.






ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         Sentinel Group Funds, Inc.

         By (Signature and Title)  /s/ JOHN M. GRAB, JR.,
                                  ----------------------------------------------
                                   John M. Grab, Jr.,
                                   Vice President & Chief Financial Officer
         Date  10/28/04
              -------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ THOMAS H. MACLEAY,
                                   --------------------------
                                     Thomas H. Macleay
                                     Chairman

         Date  10/28/04
              -------------

         By (Signature and Title)*   /s/ JOHN M. GRAB, JR.,
                                    --------------------------------------------
                                     John M. Grab, Jr.,
                                     Vice President & Chief Financial Officer

         Date  10/28/04
              -------------